UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-00214

SENTINEL GROUP FUNDS, INC.
(Exact name of registrant as specified in charter)

ONE NATIONAL LIFE DRIVE MONTPELIER, VT		05604
(Address of principal executive offices)		(Zip code)

SENTINEL ADMINISTRATIVE SERVICES, INC. ONE NATIONAL LIFE DRIVE MONTPELIER, VT 05604
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 282-3863

Date of fiscal year end:	11/30/14

Date of reporting period:	02/28/14

ITEM 1.  Schedule of Investments (follows)

Sentinel Balanced Fund

(Unaudited)

Fund Profile

at February 28, 2014

Portfolio Weightings

Asset Category	Percent of Net Assets
Domestic Common Stocks	62.4%
U.S. Government Obligations	10.8%
Domestic Corporate Bonds	10.5%
Foreign Stocks & ADR’s	3.7%
Domestic Exchange Traded Funds	0.5%
Cash and Other	12.1%

Top 10 Equity Holdings*

Description	Percent of Net Assets
Microsoft Corp.	1.4%
Honeywell Int’l., Inc.	1.4%
United Technologies Corp.	1.3%
PepsiCo, Inc.	1.3%
Johnson & Johnson	1.2%
ExxonMobil Corp.	1.2%
American Express Co.	1.2%
Int’l. Business Machines Corp.	1.1%
Time Warner, Inc.	1.1%
The Travelers Cos., Inc.	1.1%
Total of Net Assets	12.3%

Top 10 Fixed Income Holdings*

Description	Coupon	Maturity Date	Percent of Net Assets
FHLMC Q02664	4.50%	08/01/41	2.6%
GNMA II 005175	4.50%	09/20/41	1.3%
GNMA II MA1288	5.00%	09/20/43	1.1%
FHR 3859 JB	5.00%	05/15/41	0.9%
FNMA 725423	5.50%	05/01/34	0.7%
FNMA 725610	5.50%	07/01/34	0.7%
FNMA AT2016	3.00%	04/01/43	0.7%
FHLMC J22900	2.50%	03/01/28	0.6%
FNMA AL2860	3.00%	12/01/42	0.5%
FNMA TBA MARCH	4.50%	03/15/44	0.4%
Total of Net Assets			9.5%

Average Effective Duration (for all Fixed Income Holdings) 5.4 years**

*“Top 10 Equity Holdings” and “Top 10 Fixed Income Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

**The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund’s fixed income portfolio to changes in interest rates.

Schedule of Investments

at February 28, 2014 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 10.8%
U.S. Government Agency Obligations 10.8%
Federal Home Loan Mortgage Corporation 4.4%
Collateralized Mortgage Obligations:
FHR 3859 JB
5%, 05/15/41	2,500 M	$2,773,185

Mortgage-Backed Securities:
15-Year:
FHLMC E01488
5%, 10/01/18	11 M	12,298
FHLMC E01492
5.5%, 10/01/18	8 M	8,535
FHLMC G18091
6%, 12/01/20	6 M	6,849
FHLMC G18106
5.5%, 03/01/21	7 M	8,061
FHLMC G11943
5.5%, 04/01/21	9 M	10,104
FHLMC J22900
2.5%, 03/01/28	1,813 M	1,827,591
		1,873,438
20-Year:
FHLMC P00020
6.5%, 10/01/22	28 M	31,126

30-Year:
FHLMC G08062
5%, 06/01/35	12 M	13,088
FHLMC A90197
4.5%, 12/01/39	783 M	844,620
FHLMC Q02664
4.5%, 08/01/41	7,671 M	8,246,162
		9,103,870
Total Federal Home Loan Mortgage Corporation		13,781,619

Federal National Mortgage Association 3.5%
Collateralized Mortgage Obligations:
FNR 02-2 UC
6%, 02/25/17	8 M	8,433

Mortgage-Backed Securities:
15-Year:
FNMA 254907
5%, 10/01/18	11 M	11,977
FNMA 255273
4.5%, 06/01/19	18 M	19,219

The accompanying notes are an integral part of the financial statements.

	Principal Amount (M=$1,000)	Value (Note 2)
FNMA 255358
5%, 09/01/19	4 M	$4,654
		35,850
30-Year:
FNMA 687301
6%, 11/01/32	211	235
FNMA 690305
5.5%, 03/01/33	5 M	5,236
FNMA 748895
6%, 12/01/33	149 M	165,696
FNMA 725423
5.5%, 05/01/34	2,026 M	2,250,657
FNMA 725610
5.5%, 07/01/34	1,896 M	2,107,251
FNMA AD9193
5%, 09/01/40	1,080 M	1,186,915
FNMA AL2860
3%, 12/01/42	1,666 M	1,621,813
FNMA AT2016
3%, 04/01/43	2,114 M	2,060,692
FNMA TBA MARCH
4.5%, 03/15/44(a)	1,300 M	1,396,484
		10,794,979
Total Federal National Mortgage Association		10,839,262

Government National Mortgage Corporation 2.9%
Collateralized Mortgage Obligations:
GNR 10-169 AW
4.5%, 12/20/40	750 M	799,224
GNR 12-147 IO
.6017%, 04/16/54	14,341 M	775,441
		1,574,665
Mortgage-Backed Securities:
20-Year:
GNMA 514482
7.5%, 09/15/14	2 M	1,590
30-Year:
GNMA II 005175
4.5%, 09/20/41	3,720 M	4,053,012
GNMA II MA1288
5%, 09/20/43	3,182 M	3,517,771
		7,570,783
Total Government National Mortgage Corporation		9,147,038
Total U.S. Government Obligations (Cost $33,492,395)		33,767,919

Domestic Corporate Bonds 10.5%
Basic Industry 1.6%
Ardagh Packaging Finance PLC
7%, 11/15/20(b)	109 M	112,871
Barrick Gold Corp.
4.1%, 05/01/23	340 M	326,044
Brookfield Residential Properties Inc / Brookfield Residential US Corp.
6.125%, 07/01/22(b)	250 M	258,125
Brookfield Residential Properties, Inc.
6.5%, 12/15/20(b)	320 M	341,600
CF Industries, Inc.
3.45%, 06/01/23	600 M	571,339
Cornerstone Chemical Co.
9.375%, 03/15/18(b)	525 M	560,438
Glencore Funding LLC
4.125%, 05/30/23(b)	1,050 M	1,010,066
Methanex Corp.
5.25%, 03/01/22	695 M	757,123
Packaging Corp of America
4.5%, 11/01/23	300 M	313,451
Reliance Steel & Aluminum Co.
4.5%, 04/15/23	765 M	770,279
		5,021,336
Capital Goods 0.3%
Advanced Micro Devices, Inc.
7.75%, 08/01/20	360 M	373,500
Interface Security Systems Holdings, Inc.
9.25%, 01/15/18(b)	605 M	611,050
		984,550
Consumer Cyclical 0.9%
American Axle & Manufacturing, Inc.
6.625%, 10/15/22	505 M	551,712
Chrysler Group LLC
8.25%, 06/15/21	550 M	625,625
General Motors Financial Co., Inc.
4.25%, 05/15/23	645 M	653,063
Macy’s Retail Holdings, Inc.
3.875%, 01/15/22	470 M	484,380
Weekley Homes LLC / Weekley Finance Corp.
6%, 02/01/23	505 M	498,688
		2,813,468
Consumer Non-Cyclical 0.5%
Albea Beauty Holdings SA
8.375%, 11/01/19(b)	635 M	684,212
Pernod-Ricard SA
4.45%, 01/15/22(b)	980 M	1,027,308
		1,711,520
Energy 2.6%
Access Midstream Partners LP
6.125%, 07/15/22	765 M	833,850
Gastar Exploration USA, Inc.
8.625%, 05/15/18(b)	250 M	256,250
Halcon Resources Corp.
8.875%, 05/15/21	465 M	475,463
Nabors Industries, Inc.
5.1%, 09/15/23(b)	635 M	657,522
Penn Virginia Corp.
8.5%, 05/01/20	350 M	386,750
Penn Virginia Resource Partners LP
8.375%, 06/01/20	118 M	132,455
PVR Partners LP / Penn Virginia Resource Finance Corp II
6.5%, 05/15/21	410 M	438,700
Rowan Cos, Inc.
4.875%, 06/01/22	665 M	691,291
Samson Investment Co.
10.75%, 02/15/20(b)	215 M	239,994
Spectra Energy Capital LLC
3.3%, 03/15/23	1,265 M	1,150,294
Talisman Energy, Inc.
3.75%, 02/01/21	730 M	729,317
TC PipeLines LP
4.65%, 06/15/21	285 M	295,981
Tesoro Logistics LP / Tesoro Logistics Finance Corp.
5.875%, 10/01/20(b)	360 M	378,000
Transocean, Inc.
6.5%, 11/15/20	620 M	702,163
Weatherford Int’l. Ltd
5.125%, 09/15/20	670 M	740,170
		8,108,200
Financials 0.5%
FirstMerit Corp.
4.35%, 02/04/23	1,005 M	1,026,956
People’s United Financial, Inc.
3.65%, 12/06/22	430 M	418,181
		1,445,137
Insurance 0.7%
American Int’l. Group, Inc.
5.6%, 10/18/16	930 M	1,034,712
Genworth Holdings, Inc.
4.9%, 08/15/23	425 M	445,787
Infinity Property & Casualty Corp.
5%, 09/19/22	700 M	726,833
		2,207,332
Media 0.5%
Cequel Communications Holdings I LLC
6.375%, 09/15/20(b)	325 M	345,313
DIRECTV Holdings LLC
3.8%, 03/15/22	725 M	717,815
Videotron Ltd.
5%, 07/15/22	330 M	335,775
		1,398,903
Real Estate 0.8%
CBL & Associates LP
5.25%, 12/01/23	720 M	748,608
Healthcare Realty Trust, Inc.
5.75%, 01/15/21	725 M	803,408
Realty Income Corp.
2%, 01/31/18	975 M	969,667
		2,521,683
Technology 0.4%
Amphenol Corp.
2.55%, 01/30/19	525 M	527,690
Seagate HDD Cayman
4.75%, 06/01/23(b)	740 M	725,200
		1,252,890
Telecommunications 0.7%
Ericsson LM
4.125%, 05/15/22	940 M	968,306
Rogers Communications, Inc.
4.1%, 10/01/23	480 M	493,199

The accompanying notes are an integral part of the financial statements.

	Principal Amount (M=$1,000)	Value (Note 2)
T-Mobile USA, Inc.
6.125%, 01/15/22	125 M	$132,500
Verizon Communications, Inc.
6.55%, 09/15/43	500 M	614,313
		2,208,318
Transportation 0.4%
Penske Truck Leasing Co. LP
2.5%, 03/15/16(b)	950 M	977,558
Watco Cos LLC
6.375%, 04/01/23(b)	250 M	253,750
		1,231,308
Utilities 0.6%
Allegheny Technologies, Inc.
5.875%, 08/15/23	895 M	933,080
NGL Energy Partners LP
6.875%, 10/15/21(b)	900 M	942,750
		1,875,830
Total Domestic Corporate Bonds (Cost $32,088,294)		32,780,475

	Shares
Domestic Common Stocks 62.4%
Consumer Discretionary 7.3%
Comcast Corp.	60,000	2,993,700
Gap, Inc.	75,000	3,281,250
McDonald’s Corp.	35,000	3,330,250
Nike, Inc.	15,000	1,174,500
Nordstrom, Inc.	25,000	1,537,000
Omnicom Group, Inc.	30,000	2,270,400
Time Warner Cable, Inc.	17,500	2,456,125
Time Warner, Inc.	50,000	3,356,500
TJX Cos., Inc.	40,000	2,458,400
		22,858,125
Consumer Staples 4.6%
CVS Caremark Corp.	20,000	1,462,800
Kraft Foods Group, Inc.	25,000	1,381,750
PepsiCo, Inc.	50,000	4,003,500
Philip Morris Int’l., Inc.	25,000	2,022,750
Procter & Gamble Co.	40,000	3,146,400
Wal-Mart Stores, Inc.	30,000	2,241,000
		14,258,200
Energy 6.6%
Apache Corp.	20,000	1,585,800
Chevron Corp.	25,000	2,883,250
EOG Resources, Inc.	15,000	2,841,300
ExxonMobil Corp.	38,000	3,658,260
Marathon Oil Corp.	40,000	1,340,000
Marathon Petroleum Corp.	20,000	1,680,000
Noble Energy, Inc.	40,000	2,750,400
Schlumberger Ltd.	35,000	3,255,000
Weatherford Int’l. Ltd.*	39,800	663,466
		20,657,476
Financials 9.9%
ACE Ltd.	20,000	1,957,400
American Express Co.	40,000	3,651,200
Bank of America Corp.	100,000	1,653,000
Bank of New York Mellon Corp.	45,000	1,440,000
Chubb Corp.	20,000	1,749,600
CME Group, Inc.	25,000	1,845,500
Goldman Sachs Group, Inc.	11,000	1,830,950
JPMorgan Chase & Co.	43,670	2,481,329
McGraw-Hill Financial, Inc.	30,000	2,389,800
MetLife, Inc.	30,000	1,520,100
Morgan Stanley	40,000	1,232,000
PNC Financial Services Group, Inc.	12,500	1,022,250
The Travelers Cos., Inc.	40,000	3,353,600
US Bancorp	60,000	2,468,400
Wells Fargo & Co.	50,000	2,321,000
		30,916,129
Health Care 9.5%
Amgen, Inc.	20,000	2,480,400
Becton Dickinson & Co.	15,000	1,728,300
Bristol-Myers Squibb Co.	50,000	2,688,500
Covidien PLC	20,000	1,439,000
Eli Lilly & Co.	30,000	1,788,300
Gilead Sciences, Inc.*	30,000	2,483,700
Johnson & Johnson	40,000	3,684,800
Medtronic, Inc.	36,200	2,145,212
Merck & Co., Inc.	42,500	2,422,075
Pfizer, Inc.	100,000	3,211,000
Stryker Corp.	15,000	1,203,600
UnitedHealth Group, Inc.	20,000	1,545,400
Zimmer Holdings, Inc.	20,000	1,876,800
Zoetis, Inc.	35,000	1,085,700
		29,782,787
Industrials 8.4%
Babcock & Wilcox Co.	25,000	824,000
Boeing Co.	25,000	3,223,000
Canadian National Railway Co.	45,000	2,544,300
Deere & Co.	20,000	1,718,600
General Dynamics Corp.	20,000	2,190,800
General Electric Co.	85,000	2,164,950
Honeywell Int’l., Inc.	45,000	4,249,800
Northrop Grumman Corp.	10,000	1,210,300
Tyco Int’l. Ltd.	60,000	2,530,800
United Technologies Corp.	35,000	4,095,700
Verisk Analytics, Inc.*	25,000	1,592,875
		26,345,125
Information Technology 12.7%
Accenture PLC	30,000	2,500,500
Altera Corp.	50,000	1,815,500
Apple, Inc.	4,900	2,578,576
Broadcom Corp.	35,000	1,040,200
Check Point Software Technologies Ltd.*	34,000	2,292,280
Cisco Systems, Inc.	150,000	3,270,000
EMC Corp.	100,000	2,637,000
Intel Corp.	75,000	1,857,000
Int’l. Business Machines Corp.	18,290	3,386,760
KLA-Tencor Corp.	25,000	1,628,750
Microsoft Corp.	112,410	4,306,427
NetApp, Inc.	40,000	1,616,400
Riverbed Technology, Inc.*	125,000	2,785,000
Seagate Technology PLC	28,400	1,482,196
Synopsys, Inc.*	25,000	1,010,000
Texas Instruments, Inc.	60,000	2,697,600
Visa, Inc.	10,000	2,259,400
Western Union Co.	45,000	752,850
		39,916,439
Materials 2.0%
EI Du Pont de Nemours & Co.	40,000	2,664,800
Freeport-McMoRan Copper & Gold, Inc.	60,000	1,957,200
Praxair, Inc.	12,000	1,564,440
		6,186,440
Telecommunication Services 1.4%
Rogers Communications, Inc.	50,000	1,933,500
Verizon Communications, Inc.	50,000	2,379,000
		4,312,500
Total Domestic Common Stocks (Cost $101,585,944)		195,233,221

Domestic Exchange Traded Funds 0.5%
Financials 0.5%
SPDR KBW Regional Banking (Cost $845,740)	40,000	1,595,600

Foreign Stocks & ADR’s 3.7%
Australia 0.4%
BHP Billiton Ltd. ADR	20,000	1,378,000

Germany 0.8%
SAP AG ADR	30,000	2,408,700

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
Mexico 0.3%
America Movil SAB de CV ADR	50,000	$968,500

Netherlands 1.2%
ASML Holding NV ADR	9,000	775,260
Unilever NV ADR	80,000	3,164,800
		3,940,060
Spain 0.3%
Banco Bilbao Vizcaya Argentaria SA ADR	75,000	923,250

Switzerland 0.7%
ABB Ltd. ADR	50,011	1,274,280
Novartis AG ADR	10,000	831,800
		2,106,080
Total Foreign Stocks & ADR’s (Cost $9,567,848)		11,724,590

Institutional Money Market Funds 6.1%
State Street Institutional US Government Money Market Fund (Cost $18,971,525)	18,971,525	18,971,525

	Principal Amount (M=$1,000)
Corporate Short-term Notes 5.7%
General Electric Co.
0.05%, 03/06/14	8,000 M	7,999,944
IBM Corp.
0.03%, 03/13/14	10,000 M	9,999,900
Total Corporate Short-term Notes (Cost $17,999,844)		17,999,844
Total Investments 99.7% (Cost $214,551,590)†		312,073,174

Other Assets in Excess of Liabilities 0.3%		1,026,338
Net Assets 100.0%		$313,099,512

*	Non-income producing.
†

Cost for federal income tax purposes is $214,551,590. At February 28, 2014 unrealized appreciation for federal income tax purposes aggregated $97,521,584 of which $99,509,359 related to appreciated securities and $1,987,775 related to depreciated securities.

(a)	To be announced.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At February 28, 2014, the market value of rule 144A securities amounted to $9,382,007 or 3.00% of net assets.

ADR	-	American Depositary Receipt
SPDR	-	Standard & Poor’s Depository Receipts

The accompanying notes are an integral part of the financial statements.

Sentinel Capital Growth Fund

(Unaudited)

Fund Profile

at February 28, 2014

Top Sectors*

Sector	Percent of Net Assets
Information Technology	31.8%
Consumer Discretionary	15.1%
Health Care	15.1%
Industrials	11.4%
Consumer Staples	8.1%
Financials	7.1%
Energy	4.9%
Materials	3.2%
Telecommunication Services	1.7%

Top 10 Holdings**

Description	Percent of Net Assets
Tyco Int’l. Ltd.	2.8%
ABB Ltd.	2.6%
Schlumberger Ltd.	2.6%
Riverbed Technology, Inc.	2.5%
Zoetis, Inc.	2.4%
Gap, Inc.	2.2%
Google, Inc.	2.2%
Unilever NV	2.1%
Microsoft Corp.	2.1%
Apple, Inc.	2.1%
Total of Net Assets	23.6%

*“Top Sectors” includes Domestic Common Stocks and Foreign Stocks & ADRs.

**“Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at February 28, 2014 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 83.0%
Consumer Discretionary 13.3%
Bed Bath & Beyond, Inc.*	22,040	$1,494,753
Comcast Corp.	45,400	2,265,233
Gap, Inc.	55,670	2,435,562
Home Depot, Inc.	21,800	1,788,254
McDonald’s Corp.	20,200	1,922,030
Time Warner, Inc.	30,000	2,013,900
TRW Automotive Holdings Corp.*	23,000	1,893,360
VF Corp.	18,200	1,066,338
		14,879,430
Consumer Staples 6.0%
Costco Wholesale Corp.	13,690	1,598,992
CVS Caremark Corp.	25,650	1,876,041
Kraft Foods Group, Inc.	24,113	1,332,725
PepsiCo, Inc.	23,410	1,874,439
		6,682,197
Energy 4.9%
Anadarko Petroleum Corp.	12,800	1,077,248
Marathon Oil Corp.	47,000	1,574,500
Schlumberger Ltd.	31,100	2,892,300
		5,544,048
Financials 6.0%
CME Group, Inc.	20,820	1,536,932
JPMorgan Chase & Co.	34,670	1,969,949
US Bancorp	47,290	1,945,511
Wells Fargo & Co.	26,600	1,234,772
		6,687,164
Health Care 13.4%
Covidien PLC	25,550	1,838,322
Eli Lilly & Co.	33,370	1,989,186
Gilead Sciences, Inc.*	25,000	2,069,750
Henry Schein, Inc.*	15,900	1,892,736
Medtronic, Inc.	20,900	1,238,534
Stryker Corp.	15,000	1,203,600
UnitedHealth Group, Inc.	26,980	2,084,745
Zoetis, Inc.	85,000	2,636,700
		14,953,573
Industrials 8.8%
Boeing Co.	12,000	1,547,040
Canadian National Railway Co.	30,000	1,696,200
Deere & Co.	20,230	1,738,364
Tyco Int’l. Ltd.	74,000	3,121,320
Verisk Analytics, Inc.*	26,550	1,691,633
		9,794,557
Information Technology 28.4%
Altera Corp.	53,140	1,929,514
Apple, Inc.	4,360	2,294,406
Check Point Software Technologies Ltd.*	33,030	2,226,883
Cisco Systems, Inc.	93,970	2,048,546
Citrix Systems, Inc.*	19,400	1,164,970
Cognizant Technology Solutions Corp.*	17,370	1,807,522
Google, Inc.*	2,000	2,431,300
KLA-Tencor Corp.	18,100	1,179,215
Microsoft Corp.	60,680	2,324,651
NetApp, Inc.	56,030	2,264,172
Qualcomm, Inc.	19,000	1,430,510
Riverbed Technology, Inc.*	128,000	2,851,840
Seagate Technology PLC	15,000	782,850
Synopsys, Inc.*	54,390	2,197,356
TE Connectivity Ltd.	12,000	702,960
Texas Instruments, Inc.	41,100	1,847,856
Visa, Inc.	10,000	2,259,400
		31,743,951
Materials 2.2%
Freeport-McMoRan Copper & Gold, Inc.	39,890	1,301,212
Praxair, Inc.	9,200	1,199,404
		2,500,616
Total Domestic Common Stocks (Cost $74,237,303)		92,785,536

Foreign Stocks & ADR’s 15.4%
Australia 1.0%
BHP Billiton Ltd. ADR	16,540	1,139,606

Germany 1.5%
SAP AG ADR	20,820	1,671,638

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
Mexico 1.7%
America Movil SAB de CV ADR	100,760	$1,951,721

Netherlands 2.1%
Unilever NV ADR	60,000	2,373,600

South Korea 1.9%
Samsung Electronics Co Ltd. (a)	1,650	2,090,225

Spain 1.1%
Banco Bilbao Vizcaya Argentaria SA ADR	100,000	1,231,000

Switzerland 4.3%
ABB Ltd. ADR	115,000	2,930,200
Roche Holding AG ADR	48,880	1,874,059
		4,804,259
United Kingdom 1.8%
WPP PLC ADR	18,280	1,999,649
Total Foreign Stocks & ADR’s (Cost $16,226,281)		17,261,698

Institutional Money Market Funds 1.7%
State Street Institutional US Government Money Market Fund (Cost $1,865,359)	1,865,359	1,865,359
Total Investments 100.1% (Cost $92,328,943)†		111,912,593

Excess of Liabilities Over Other Assets (0.1)%		(83,859)
Net Assets 100.0%		$111,828,734

*	Non-income producing.
†

Cost for federal income tax purposes is $92,328,943. At February 28, 2014 unrealized appreciation for federal income tax purposes aggregated $19,583,650 of which $20,090,395 related to appreciated securities and $506,745 related to depreciated securities.

(a)	Fair valued.

ADR	-	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Common Stock Fund

(Unaudited)

Fund Profile

at February 28, 2014

Top Sectors*

Sector	Percent of Net Assets
Information Technology	18.8%
Financials	17.5%
Health Care	15.1%
Industrials	12.1%
Consumer Discretionary	11.2%
Energy	9.8%
Consumer Staples	8.1%
Materials	3.1%
Telecommunication Services	2.4%

Top 10 Holdings**

Description	Percent of Net Assets
United Technologies Corp.	1.9%
Microsoft Corp.	1.8%
ExxonMobil Corp.	1.7%
Johnson & Johnson	1.7%
PepsiCo, Inc.	1.7%
Time Warner, Inc.	1.7%
Schlumberger Ltd.	1.7%
Honeywell Int’l., Inc.	1.6%
Noble Energy, Inc.	1.5%
Wells Fargo & Co.	1.5%
Total of Net Assets	16.8%

*“Top Sectors” includes Domestic Common Stocks, Domestic Exchange Traded Funds and Foreign Stocks & ADRs.

**“Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at February 28, 2014 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 92.1%
Consumer Discretionary 11.2%
Bed Bath & Beyond, Inc.*	250,000	$16,955,000
Comcast Corp.	512,500	25,571,188
Gap, Inc.	600,000	26,250,000
Lear Corp.	250,000	20,300,000
McDonald’s Corp.	300,000	28,545,000
Nike, Inc.	125,000	9,787,500
Nordstrom, Inc.	375,000	23,055,000
Omnicom Group, Inc.	250,000	18,920,000
Time Warner Cable, Inc.	145,000	20,350,750
Time Warner, Inc.	625,000	41,956,250
TJX Cos., Inc.	300,000	18,438,000
TRW Automotive Holdings Corp.*	350,000	28,812,000
		278,940,688
Consumer Staples 6.9%
CVS Caremark Corp.	375,000	27,427,500
Kraft Foods Group, Inc.	400,000	22,108,000
PepsiCo, Inc.	525,000	42,036,750
Philip Morris Int’l., Inc.	300,000	24,273,000
Procter & Gamble Co.	450,000	35,397,000
Wal-Mart Stores, Inc.	275,000	20,542,500
		171,784,750
Energy 9.8%
Apache Corp.	250,000	19,822,500
Chevron Corp.	300,000	34,599,000
EOG Resources, Inc.	115,000	21,783,300
ExxonMobil Corp.	455,000	43,802,850
Marathon Oil Corp.	650,000	21,775,000
Marathon Petroleum Corp.	200,000	16,800,000
Noble Energy, Inc.	550,000	37,818,000
Schlumberger Ltd.	450,000	41,850,000
Weatherford Int’l. Ltd.*	390,400	6,507,968
		244,758,618
Financials 16.4%
ACE Ltd.	250,000	24,467,500
American Express Co.	325,000	29,666,000
Bank of America Corp.	2,015,000	33,307,950
Bank of New York Mellon Corp.	550,000	17,600,000
Chubb Corp.	225,000	19,683,000
CME Group, Inc.	300,000	22,146,000
Goldman Sachs Group, Inc.	165,000	27,464,250
JPMorgan Chase & Co.	600,000	34,092,000
McGraw-Hill Financial, Inc.	300,000	23,898,000
MetLife, Inc.	617,100	31,268,457
Morgan Stanley	850,000	26,180,000
PNC Financial Services Group, Inc.	325,000	26,578,500
The Travelers Cos., Inc.	289,235	24,249,462
US Bancorp	800,000	32,912,000
Wells Fargo & Co.	800,000	37,136,000
		410,649,119
Health Care 14.2%
Amgen, Inc.	200,000	24,804,000
Becton Dickinson & Co.	165,000	19,011,300
Bristol-Myers Squibb Co.	375,000	20,163,750
Covidien PLC	325,000	23,383,750
Eli Lilly & Co.	400,000	23,844,000
Gilead Sciences, Inc.*	300,000	24,837,000
Johnson & Johnson	475,000	43,757,000
Medtronic, Inc.	355,000	21,037,300
Merck & Co., Inc.	605,000	34,478,950
Pfizer, Inc.	900,000	28,899,000
Stryker Corp.	341,200	27,377,888
UnitedHealth Group, Inc.	420,100	32,461,127
Zimmer Holdings, Inc.	175,000	16,422,000

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
Zoetis, Inc.	500,000	$15,510,000
		355,987,065
Industrials 11.5%
Babcock & Wilcox Co.	350,000	11,536,000
Boeing Co.	275,000	35,453,000
Canadian National Railway Co.	425,000	24,029,500
Deere & Co.	198,200	17,031,326
General Dynamics Corp.	200,000	21,908,000
General Electric Co.	1,100,000	28,017,000
Honeywell Int’l., Inc.	425,000	40,137,000
Northrop Grumman Corp.	100,000	12,103,000
Tyco Int’l. Ltd.	650,000	27,417,000
United Technologies Corp.	400,000	46,808,000
Verisk Analytics, Inc.*	350,000	22,300,250
		286,740,076
Information Technology 17.8%
Accenture PLC	275,000	22,921,250
Altera Corp.	500,000	18,155,000
Apple, Inc.	39,000	20,523,360
Broadcom Corp.	280,000	8,321,600
Check Point Software Technologies Ltd.*	400,000	26,968,000
Cisco Systems, Inc.	1,400,000	30,520,000
EMC Corp.	900,000	23,733,000
Intel Corp.	850,000	21,046,000
Int’l. Business Machines Corp.	159,800	29,590,166
KLA-Tencor Corp.	275,000	17,916,250
Microsoft Corp.	1,150,000	44,056,500
NetApp, Inc.	575,000	23,235,750
Oracle Corp.	470,000	18,381,700
Riverbed Technology, Inc.*	1,150,000	25,622,000
Seagate Technology PLC	400,500	20,902,095
Synopsys, Inc.*	550,000	22,220,000
Texas Instruments, Inc.	750,000	33,720,000
Visa, Inc.	100,000	22,594,000
Western Union Co.	928,400	15,532,132
		445,958,803
Materials 2.5%
EI Du Pont de Nemours & Co.	400,000	26,648,000
Freeport-McMoRan Copper & Gold, Inc.	600,000	19,572,000
Praxair, Inc.	125,000	16,296,250
		62,516,250
Telecommunication Services 1.8%
Rogers Communications, Inc.	500,000	19,335,000
Verizon Communications, Inc.	525,000	24,979,500
		44,314,500
Total Domestic Common Stocks (Cost $1,273,492,060)		2,301,649,869

Domestic Exchange Traded Funds 0.4%
Financials 0.4%
SPDR KBW Regional Banking* (Cost $6,343,250)	300,000	11,967,000

Foreign Stocks & ADR’s 5.6%
Australia 0.6%
BHP Billiton Ltd. ADR	225,000	15,502,500

Germany 0.8%
SAP AG ADR	238,800	19,173,252

Mexico 0.6%
America Movil SAB de CV ADR	750,000	14,527,500

Netherlands 1.4%
ASML Holding NV ADR	65,000	5,599,100
Unilever NV ADR	750,000	29,670,000
		35,269,100
Spain 0.7%
Banco Bilbao Vizcaya Argentaria SA ADR	1,400,000	17,234,000

Switzerland 1.5%
ABB Ltd. ADR	600,000	15,288,000
Novartis AG ADR	275,000	22,874,500
		38,162,500
Total Foreign Stocks & ADR’s (Cost $120,502,754)		139,868,852

Institutional Money Market Funds 1.0%
State Street Institutional US Government Money Market Fund (Cost $24,250,504)	24,250,504	24,250,504

	Principal Amount (M=$1,000)
Corporate Short-term Notes 0.6%
Chevron Corp.
0.07%, 03/04/14	4,000 M	3,999,977
Toyota Motor Credit
0.08%, 03/06/14	10,000 M	9,999,889
Total Corporate Short-term Notes (Cost $13,999,866)		13,999,866
Total Investments 99.7% (Cost $1,438,588,434)†		$2,491,736,091

Other Assets in Excess of Liabilities 0.3%		6,278,845
Net Assets 100.0%		$2,498,014,936

*	Non-income producing.
†

Cost for federal income tax purposes is $1,438,588,434. At February 28, 2014 unrealized appreciation for federal income tax purposes aggregated $1,053,147,657 of which $1,060,921,296 related to appreciated securities and $7,773,639 related to depreciated securities.

ADR	-	American Depositary Receipt
SPDR	-	Standard & Poor’s Depository Receipts

The accompanying notes are an integral part of the financial statements.

Sentinel Conservative Strategies Fund

(Unaudited)

Fund Profile

at February 28, 2014

Portfolio Weightings

Asset Category	Percent of Net Assets
Domestic Common Stocks	30.9%
Domestic Corporate Bonds	26.0%
U.S. Government Obligations	18.4%
Foreign Stocks & ADR’s	6.3%
Foreign Bonds	0.5%
Cash and Other	17.9%

Top 10 Equity Holdings*

Description	Percent of Net Assets
United Technologies Corp.	0.7%
Boeing Co.	0.6%
Johnson & Johnson	0.6%
Procter & Gamble Co.	0.6%
Microsoft Corp.	0.5%
General Electric Co.	0.5%
Honeywell Int’l., Inc.	0.5%
Schlumberger Ltd.	0.5%
PepsiCo, Inc.	0.5%
JPMorgan Chase & Co.	0.5%
Total of Net Assets	5.5%

Top 10 Fixed Income Holdings*

Description	Coupon	Maturity Date	Percent of Net Assets
FHLMC Q02664	4.50%	08/01/41	2.7%
FNMA AT2016	3.00%	04/01/43	1.7%
FNMA TBA MARCH	4.50%	03/15/44	1.5%
FNMA AS0489	2.50%	09/01/28	1.4%
FNMA AD9193	5.00%	09/01/40	1.2%
FHLMC A90197	4.50%	12/01/39	1.2%
GNMA II MA1288	5.00%	09/20/43	1.1%
Retail Opportunity Investments Partnership LP	5.00%	12/15/23	1.0%
GNR 10-169 AW	4.50%	12/20/40	0.9%
Glencore Funding LLC	4.125%	05/30/23	0.8%
Total of Net Assets			13.5%

Average Effective Duration (for all Fixed Income Holdings) 5.6 years**

*“Top 10 Equity Holdings” and “Top 10 Fixed Income Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

**The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund’s fixed income portfolio to changes in interest rates.

Schedule of Investments

at February 28, 2014 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 18.4%
U.S. Government Agency Obligations 18.4%
Federal Farm Credit Bank 3.8%
Agency Discount Notes:
0.02%, 03/06/14	12,000 M	$11,999,960

Federal Home Loan Mortgage Corporation 4.5%
Mortgage-Backed Securities:
15-Year:
FHLMC J22900
2.5%, 03/01/28	1,813 M	1,827,591

30-Year:
FHLMC A90197
4.5%, 12/01/39	3,524 M	3,800,790
FHLMC Q02664
4.5%, 08/01/41	7,671 M	8,246,162
		12,046,952
Total Federal Home Loan Mortgage Corporation		13,874,543

Federal National Mortgage Association 7.1%
Mortgage-Backed Securities:
15-Year:
FNMA AS0489
2.5%, 09/01/28	4,247 M	4,283,144
30-Year:
FNMA 725423
5.5%, 05/01/34	1,221 M	1,356,044
FNMA 725610
5.5%, 07/01/34	1,135 M	1,261,827
FNMA AD9193
5%, 09/01/40	3,510 M	3,857,475
FNMA AL2860
3%, 12/01/42	1,666 M	1,621,813
FNMA AT2016
3%, 04/01/43	5,334 M	5,198,564
FNMA TBA MARCH
4.5%, 03/15/44(a)	4,300 M	4,619,140
		17,914,863
Total Federal National Mortgage Association		22,198,007

Government National Mortgage Corporation 3.0%
Collateralized Mortgage Obligations:
GNR 10-169 AW
4.5%, 12/20/40	2,750 M	2,930,488
GNR 12-147 IO
.6017%, 04/16/54	14,337 M	775,219
		3,705,707

The accompanying notes are an integral part of the financial statements.

	Principal Amount (M=$1,000)	Value (Note 2)
Mortgage-Backed Securities:
30-Year:
GNMA II 005175
4.5%, 09/20/41	1,847 M	$2,011,714
GNMA II MA1288
5%, 09/20/43	3,182 M	3,517,771
		5,529,485
Total Government National Mortgage Corporation		9,235,192
Total U.S. Government Obligations (Cost $56,856,026)		57,307,702

Domestic Corporate Bonds 26.0%
Basic Industry 4.6%
Ardagh Packaging Finance PLC
7%, 11/15/20(b)	221 M	229,412
Barrick Gold Corp.
4.1%, 05/01/23	1,620 M	1,553,502
Brookfield Residential Properties Inc / Brookfield Residential US Corp.
6.125%, 07/01/22(b)	500 M	516,250
Brookfield Residential Properties, Inc.
6.5%, 12/15/20(b)	870 M	928,725
CF Industries, Inc.
3.45%, 06/01/23	1,475 M	1,404,542
Cornerstone Chemical Co.
9.375%, 03/15/18(b)	840 M	896,700
Glencore Funding LLC
4.125%, 05/30/23(b)	2,650 M	2,549,215
Methanex Corp.
5.25%, 03/01/22	1,425 M	1,552,375
Packaging Corp of America
4.5%, 11/01/23	700 M	731,386
Reliance Steel & Aluminum Co.
4.5%, 04/15/23	1,550 M	1,560,697
Samarco Mineracao SA
5.75%, 10/24/23(b)	1,215 M	1,224,112
Thompson Creek Metals Co., Inc.
12.5%, 05/01/19	1,000 M	1,090,000
		14,236,916
Capital Goods 0.6%
Advanced Micro Devices, Inc.
7.75%, 08/01/20	940 M	975,250
Interface Security Systems Holdings, Inc.
9.25%, 01/15/18(b)	895 M	903,950
		1,879,200
Consumer Cyclical 1.8%
American Axle & Manufacturing, Inc.
6.625%, 10/15/22	600 M	655,500
Chrysler Group LLC
8.25%, 06/15/21	1,385 M	1,575,438
General Motors Financial Co., Inc.
4.25%, 05/15/23	1,340 M	1,356,750
Macy’s Retail Holdings, Inc.
3.875%, 01/15/22	970 M	999,678
Weekley Homes LLC / Weekley Finance Corp.
6%, 02/01/23	1,210 M	1,194,875
		5,782,241
Consumer Non-Cyclical 1.6%
Albea Beauty Holdings SA
8.375%, 11/01/19(b)	1,510 M	1,627,025
Pernod-Ricard SA
4.45%, 01/15/22(b)	1,780 M	1,865,926
Tervita Corp.
10.875%, 02/15/18(b)	405 M	436,894
9.75%, 11/01/19(b)	990 M	1,022,175
		4,952,020
Energy 5.6%
Access Midstream Partners LP
6.125%, 07/15/22	1,725 M	1,880,250
Gastar Exploration USA, Inc.
8.625%, 05/15/18(b)	580 M	594,500
Halcon Resources Corp.
8.875%, 05/15/21	600 M	613,500
Nabors Industries, Inc.
5.1%, 09/15/23(b)	1,480 M	1,532,493
Penn Virginia Resource Partners LP
8.375%, 06/01/20	337 M	377,721
PVR Partners LP / Penn Virginia Resource Finance Corp II
6.5%, 05/15/21	991 M	1,060,370
Rowan Cos, Inc.
4.875%, 06/01/22	1,925 M	2,001,107
Sabine Oil & Gas Finance Corp.
9.75%, 02/15/17	560 M	588,000
Samson Investment Co.
10.75%, 02/15/20(b)	580 M	647,425
Spectra Energy Capital LLC
3.3%, 03/15/23	2,235 M	2,032,337
Talisman Energy, Inc.
3.75%, 02/01/21	1,680 M	1,678,428
TC PipeLines LP
4.65%, 06/15/21	815 M	846,403
Tesoro Logistics LP / Tesoro Logistics Finance Corp.
5.875%, 10/01/20(b)	615 M	645,750
Transocean, Inc.
6.5%, 11/15/20	1,310 M	1,483,602
Weatherford Int’l. Ltd
5.125%, 09/15/20	1,420 M	1,568,719
		17,550,605
Financials 2.0%
Fifth Street Finance Corp.
4.875%, 03/01/19	1,750 M	1,773,821
FirstMerit Corp.
4.35%, 02/04/23	1,830 M	1,869,980
Nuveen Investments, Inc.
9.125%, 10/15/17(b)	1,215 M	1,278,787
People’s United Financial, Inc.
3.65%, 12/06/22	1,295 M	1,259,406
		6,181,994
Insurance 1.6%
American Int’l. Group, Inc.
5.6%, 10/18/16	1,695 M	1,885,847
Genworth Holdings, Inc.
4.9%, 08/15/23	900 M	944,019
Infinity Property & Casualty Corp.
5%, 09/19/22	1,430 M	1,484,816
XL Group PLC
6.5%, 12/31/49(c)	675 M	669,094
		4,983,776
Media 1.1%
Cequel Communications Holdings I LLC
6.375%, 09/15/20(b)	875 M	929,687
DIRECTV Holdings LLC
3.8%, 03/15/22	1,530 M	1,514,838
Videotron Ltd.
5%, 07/15/22	1,020 M	1,037,850
		3,482,375
Real Estate 2.2%
ARC Properties Operating Partnership LP/Clark Acquisition LLC
3%, 02/06/19(b)	1,025 M	1,024,209
CBL & Associates LP
5.25%, 12/01/23	1,715 M	1,783,144
Realty Income Corp.
2%, 01/31/18	1,010 M	1,004,475
Retail Opportunity Investments Partnership LP
5%, 12/15/23	2,865 M	2,976,019
		6,787,847
Technology 0.9%
Amphenol Corp.
2.55%, 01/30/19	1,100 M	1,105,635
Seagate HDD Cayman
4.75%, 06/01/23(b)	1,725 M	1,690,500
		2,796,135
Telecommunications 1.7%
Ericsson LM
4.125%, 05/15/22	1,975 M	2,034,473
Rogers Communications, Inc.
4.1%, 10/01/23	1,180 M	1,212,446
T-Mobile USA, Inc.
6.125%, 01/15/22	290 M	307,400
Verizon Communications, Inc.
6.55%, 09/15/43	1,500 M	1,842,941
		5,397,260
Transportation 0.9%
Penske Truck Leasing Co. LP
2.5%, 03/15/16(b)	1,965 M	2,022,001
Watco Cos LLC
6.375%, 04/01/23(b)	750 M	761,250
		2,783,251
Utilities 1.4%
Allegheny Technologies, Inc.
5.875%, 08/15/23	2,080 M	2,168,498
NGL Energy Partners LP
6.875%, 10/15/21(b)	2,050 M	2,147,375
		4,315,873
Total Domestic Corporate Bonds (Cost $79,032,708)		81,129,493

The accompanying notes are an integral part of the financial statements.

	Principal Amount (M=$1,000)	Value (Note 2)
Foreign Bonds 0.5%
Canada 0.5%
Athabasca Oil Corp.
7.5%, 11/19/17(b) (Cost $1,524,103)	1,710 M	$1,521,133

	Shares
Domestic Common Stocks 30.9%
Consumer Discretionary 2.9%
Comcast Corp.	22,500	1,122,637
Gap, Inc.	25,000	1,093,750
McDonald’s Corp.	10,000	951,500
Nordstrom, Inc.	17,500	1,075,900
Omnicom Group, Inc.	15,000	1,135,200
Time Warner Cable, Inc.	7,000	982,450
Time Warner, Inc.	20,000	1,342,600
TRW Automotive Holdings Corp.*	17,500	1,440,600
		9,144,637
Consumer Staples 2.6%
Altria Group, Inc.	20,000	725,200
CVS Caremark Corp.	20,000	1,462,800
Kraft Foods Group, Inc.	12,500	690,875
PepsiCo, Inc.	20,000	1,601,400
Philip Morris Int’l., Inc.	10,000	809,100
Procter & Gamble Co.	22,000	1,730,520
Wal-Mart Stores, Inc.	12,500	933,750
		7,953,645
Energy 2.9%
Apache Corp.	10,000	792,900
Chevron Corp.	7,500	864,975
EOG Resources, Inc.	5,000	947,100
ExxonMobil Corp.	15,000	1,444,050
Marathon Oil Corp.	30,000	1,005,000
Marathon Petroleum Corp.	10,000	840,000
Noble Energy, Inc.	20,000	1,375,200
Schlumberger Ltd.	17,500	1,627,500
Weatherford Int’l. Ltd.*	16,500	275,055
		9,171,780
Financials 5.1%
ACE Ltd.	10,000	978,700
American Express Co.	12,500	1,141,000
Bank of New York Mellon Corp.	30,000	960,000
Chubb Corp.	10,000	874,800
CME Group, Inc.	10,000	738,200
Goldman Sachs Group, Inc.	7,500	1,248,375
JPMorgan Chase & Co.	28,000	1,590,960
McGraw-Hill Financial, Inc.	15,000	1,194,900
MetLife, Inc.	25,000	1,266,750
Morgan Stanley	35,000	1,078,000
PNC Financial Services Group, Inc.	12,500	1,022,250
The Travelers Cos., Inc.	10,000	838,400
US Bancorp	35,000	1,439,900
Wells Fargo & Co.	30,000	1,392,600
		15,764,835
Health Care 5.0%
Amgen, Inc.	6,500	806,130
Becton Dickinson & Co.	8,000	921,760
Bristol-Myers Squibb Co.	20,000	1,075,400
Covidien PLC	15,000	1,079,250
Eli Lilly & Co.	15,000	894,150
Gilead Sciences, Inc.*	15,000	1,241,850
Johnson & Johnson	20,000	1,842,400
Medtronic, Inc.	20,000	1,185,200
Merck & Co., Inc.	25,000	1,424,750
Pfizer, Inc.	37,754	1,212,281
Stryker Corp.	17,500	1,404,200
UnitedHealth Group, Inc.	17,500	1,352,225
Zimmer Holdings, Inc.	7,500	703,800
Zoetis, Inc.	10,000	310,200
		15,453,596
Industrials 4.3%
Babcock & Wilcox Co.	15,000	494,400
Boeing Co.	15,000	1,933,800
Canadian National Railway Co.	15,000	848,100
Deere & Co.	12,500	1,074,125
General Dynamics Corp.	10,000	1,095,400
General Electric Co.	65,000	1,655,550
Honeywell Int’l., Inc.	17,500	1,652,700
Northrop Grumman Corp.	9,600	1,161,888
Tyco Int’l. Ltd.	19,900	839,382
United Technologies Corp.	17,500	2,047,850
Verisk Analytics, Inc.*	10,000	637,150
		13,440,345
Information Technology 6.5%
Accenture PLC	12,500	1,041,875
Altera Corp.	20,000	726,200
Apple, Inc.	1,600	841,984
BlackBerry Ltd.*	47,000	470,000
Broadcom Corp.	15,000	445,800
Check Point Software Technologies Ltd.*	15,000	1,011,300
Cisco Systems, Inc.	65,000	1,417,000
EMC Corp.	35,000	922,950
Intel Corp.	50,000	1,238,000
Int’l. Business Machines Corp.	6,000	1,111,020
KLA-Tencor Corp.	12,500	814,375
Microsoft Corp.	45,000	1,723,950
NetApp, Inc.	25,000	1,010,250
Oracle Corp.	22,500	879,975
Riverbed Technology, Inc.*	50,000	1,114,000
Seagate Technology PLC	16,700	871,573
Synopsys, Inc.*	32,500	1,313,000
Texas Instruments, Inc.	33,000	1,483,680
Visa, Inc.	4,500	1,016,730
Western Union Co.	55,000	920,150
		20,373,812
Materials 0.9%
EI Du Pont de Nemours & Co.	20,000	1,332,400
Freeport-McMoRan Copper & Gold, Inc.	25,000	815,500
Praxair, Inc.	5,000	651,850
		2,799,750
Telecommunication Services 0.7%
Rogers Communications, Inc.	25,000	966,750
Verizon Communications, Inc.	25,000	1,189,500
		2,156,250
Total Domestic Common Stocks (Cost $63,498,153)		96,258,650

Foreign Stocks & ADR’s 6.3%
Chile 0.2%
Sociedad Quimica y Minera de Chile SA ADR	20,000	616,000

China 0.2%
Baidu, Inc. ADR*	3,500	598,255

France 0.6%
Edenred SA (d)	20,000	641,645
L’Oreal SA (d)	4,000	677,663
Sanofi (d)	5,000	520,049
		1,839,357
Germany 0.2%
SAP AG (d)	6,000	482,593

Hong Kong 0.5%
Cheung Kong Holdings Ltd. (d)	39,200	615,535
Chow Tai Fook Jewellery Group Ltd. (d)	300,000	526,219
Television Broadcasts Ltd. (d)	73,000	451,909
		1,593,663

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
India 0.1%
Shriram Transport Finance Co Ltd. (d)	50,000	$475,776

Ireland 0.2%
Experian PLC (d)	31,000	560,717

Japan 0.6%
Honda Motor Co Ltd. (d)	17,000	611,882
Nippon Television Holdings, Inc. (d)	41,000	683,723
Shimamura Co Ltd. (d)	5,000	452,899
		1,748,504
Luxembourg 0.2%
SES SA *(d)	15,000	522,408

Netherlands 0.4%
Gemalto NV *(d)	2,893	324,888
Unilever NV ADR	20,000	791,200
		1,116,088
Singapore 0.1%
Singapore Technologies Engineering Ltd. (d)	150,000	449,977

South Africa 0.2%
MTN Group Ltd. (d)	40,000	730,672

South Korea 0.2%
Samsung Electronics Co Ltd. (d)	500	633,401

Spain 0.3%
Red Electrica Corp SA (d)	12,000	933,037

Sweden 0.2%
Telefonaktiebolaget LM Ericsson (d)	56,000	723,902

Switzerland 1.2%
Adecco SA (d)	10,000	861,691
Nestle SA (d)	10,000	755,451
Novartis AG ADR	12,000	998,160
Roche Holding AG (d)	2,000	615,800
Syngenta AG (d)	1,500	546,061
		3,777,163
United Kingdom 0.9%
Alent PLC (d)	100,000	519,111
Countrywide PLC (d)	50,000	514,087
Informa PLC (d)	75,000	655,763
Royal Mail PLC *(d)	34,309	344,875
Tesco PLC (d)	80,000	440,530
WPP PLC (d)	23,000	503,753
		2,978,119
Total Foreign Stocks & ADR’s (Cost $16,571,331)		19,779,632

Institutional Money Market Funds 16.9%
State Street Institutional US Government Money Market Fund (Cost $52,774,336)	52,774,336	52,774,336
Total Investments 99.0% (Cost $270,256,657)†		308,770,946

Other Assets in Excess of Liabilities 1.0%		3,223,263
Net Assets 100.0%		$311,994,209

*	Non-income producing.
†

Cost for federal income tax purposes is $270,256,657. At February 28, 2014 unrealized appreciation for federal income tax purposes aggregated $38,514,289 of which $39,957,960 related to appreciated securities and $1,443,671 related to depreciated securities.

(a)	To be announced.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At February 28, 2014, the market value of rule 144A securities amounted to $26,995,494 or 8.65% of net assets.

(c)

XL Group PLC is currently fixed at 6.5%.  On April 15th, 2017 it converts to a variable rate that floats on the 15th of January, April, July, and October.  The interest rate will equal the 3-month Libor rate plus 2.4575%.

(d)	Fair valued.

ADR	-	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Georgia Municipal Bond Fund

(Unaudited)

Fund Profile

at February 28, 2014

Top 10 Holdings*

Description	Coupon	Maturity Date	Percent of Net Assets
Gwinnett County School District, GA GO	5.00%	02/01/24	13.4%
Municipal Electric Auth. of Georgia REV	5.25%	01/01/19	8.6%
Georgia State Road & Tollway Auth. REV	5.00%	06/01/18	8.5%
Paulding County, GA REV	5.00%	02/01/21	8.3%
Houston County Hospital Auth. REV	5.25%	10/01/16	6.8%
City of Columbus, GA REV	5.00%	05/01/20	6.3%
Columbia County, GA GO	5.00%	04/01/17	6.2%
Paulding County School District, GA REV	5.00%	02/01/21	6.1%
Cobb County Kennestone Hospital Auth. REV	5.25%	04/01/20	4.2%
County of Forsyth, GA GO	5.00%	03/01/22	4.2%
Total of Net Assets			72.6%

Average Effective Duration (for all Fixed Income Holdings) 5.4 years**

* “Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

**The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund’s fixed income portfolio to changes in interest rates.

Schedule of Investments

at February 28, 2014 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
Municipal Bonds 95.7%
Georgia 95.7%
Albany-Dougherty County Hospital Auth. REV
5%, 12/01/25	500 M	$548,520
City of Columbus, GA REV
5%, 05/01/20	750 M	868,448
Cobb County Kennestone Hospital Auth. REV
5.25%, 04/01/20	500 M	584,990
5.25%, 04/01/21	500 M	572,465
Columbia County, GA GO
5%, 04/01/17	750 M	852,022
Commerce School District, GA GO
5%, 08/01/21	250 M	292,715
County of Forsyth, GA GO
5%, 03/01/22	500 M	578,860
County of Gilmer, GA GO
5%, 04/01/20	500 M	546,820
Georgia State Road & Tollway Auth. REV
5%, 06/01/18	1,000 M	1,165,590
Gwinnett County School District, GA GO
5%, 02/01/24	1,500 M	1,836,045
Houston County Hospital Auth. REV
5.25%, 10/01/16	850 M	927,639
Madison County School District, GA GO
5%, 02/01/24	345 M	397,454
Marietta Development Authority, GA REV
5%, 06/15/23	500 M	567,860
Municipal Electric Auth. of Georgia REV
5.25%, 01/01/19	1,000 M	1,182,490
Paulding County School District, GA REV
5%, 02/01/21	750 M	832,320
Paulding County, GA REV
5%, 02/01/21	1,000 M	1,132,120
Winder-Barrow Industrial Building Auth. REV
4%, 12/01/21	215 M	235,812
Total Municipal Bonds (Cost $12,199,183)		13,122,170

	Shares
Institutional Money Market Funds 3.5%
BlackRock Liquidity Funds MuniFund Portfolio	350,000	350,000
State Street Institutional US Government Money Market Fund	135,043	135,043
(Cost $485,043)	485,043	485,043
Total Investments 99.2% (Cost $12,684,226)†		13,607,213

Other Assets in Excess of Liabilities 0.8%		116,369
Net Assets 100.0%		$13,723,582

†

Cost for federal income tax purposes is $12,684,226. At February 28, 2014 unrealized appreciation for federal income tax purposes aggregated $922,987 of which $997,581 related to appreciated securities and $74,594 related to depreciated securities.

The accompanying notes are an integral part of the financial statements.

Sentinel Government Securities Fund

(Unaudited)

Fund Profile

at February 28, 2014

Average Effective Duration

Duration	Percent of Fixed Income Holdings
Less than 1 yr.	7.2%
1 yr. to 2.99 yrs.	2.6%
3 yrs. to 3.99 yrs.	38.0%
4 yrs. to 5.99 yrs.	37.3%
6 yrs. to 7.99 yrs.	14.2%
8 yrs. and over	0.7%

Average Effective Duration (for all Fixed Income Holdings) 4.3 years*

Top 10 Holdings**

Description	Coupon	Maturity Date	Percent of Net Assets
GNMA 782562	5.00%	02/15/39	8.0%
FNMA AI4728	4.50%	07/01/41	5.6%
GNMA II TBA APRIL	4.50%	12/01/99	5.5%
FNMA AT2016	3.00%	04/01/43	5.4%
FNMA AL2860	3.00%	12/01/42	5.3%
FNMA TBA MARCH	4.50%	03/15/44	4.9%
FHLMC J22900	2.50%	03/01/28	4.9%
FHR 3331 PE	6.00%	06/15/37	4.8%
FNMA AD9193	5.00%	09/01/40	4.8%
GNMA II MA1287	4.50%	09/20/43	4.7%
Total of Net Assets			53.9%

*The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund’s fixed income portfolio to changes in interest rates.

**“Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Investment in Securities

at February 28, 2014 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 99.7%
U.S. Government Agency Obligations 99.7%
Federal Home Loan Mortgage Corporation 28.9%
Collateralized Mortgage Obligations:
FHR 2849 PG
5.5%, 08/15/34	18,701 M	$20,701,258
FHR 3331 PE
6%, 06/15/37	19,728 M	22,726,784
FHR 3859 JB
5%, 05/15/41	14,055 M	15,590,846
FHR 3928 MB
4.5%, 09/15/41	3,085 M	3,271,801
		62,290,689
Mortgage-Backed Securities:
15-Year:
FHLMC J22900
2.5%, 03/01/28	22,658 M	22,844,890

30-Year:
FHLMC 170141
11%, 09/01/15	73	74
FHLMC 170147
11%, 11/01/15	143	150
FHLMC 360017
11%, 11/01/17	90	97
FHLMC A64971
5.5%, 08/01/37	20 M	22,083
FHLMC G05483
4.5%, 06/01/39	17,829 M	19,192,241
FHLMC G05624
4.5%, 09/01/39	17,869 M	19,245,916
FHLMC A89148
4%, 10/01/39	11,524 M	12,083,075
		50,543,636
Total Federal Home Loan Mortgage Corporation		135,679,215

Federal National Mortgage Association 36.7%
Collateralized Mortgage Obligations:
FNR 03-32 BZ
6%, 11/25/32	740 M	835,280

Mortgage-Backed Securities:
15-Year:
FNMA AH3620
3.5%, 01/01/26	9,721 M	10,296,372
FNMA AS0489
2.5%, 09/01/28	13,222 M	13,333,403
		23,629,775
20-Year:
FNMA 758564
6%, 09/01/24	279 M	310,797

25-Year:
FNMA 251808
10%, 04/01/18	10 M	10,568

30-Year:
FNMA 426830
8%, 11/01/24	21 M	22,220
FNMA 738887
5.5%, 10/01/33	431 M	476,111
FNMA 748895
6%, 12/01/33	149 M	165,677
FNMA 881279
5%, 11/01/36	1,565 M	1,727,223
FNMA 931533
4.5%, 07/01/39	3,767 M	4,068,148
FNMA 931535
5.5%, 07/01/39	2,325 M	2,584,039
FNMA AE0215
4%, 12/01/39	15,332 M	16,126,899
FNMA AD9193
5%, 09/01/40	20,522 M	22,551,389
FNMA AI4728
4.5%, 07/01/41	24,238 M	26,096,010
FNMA AL2860
3%, 12/01/42	25,535 M	24,852,575
FNMA AT2016
3%, 04/01/43	26,142 M	25,477,646
FNMA TBA MARCH
4.5%, 03/15/44(a)	21,300 M	22,880,858
		147,028,795
Total Federal National Mortgage Association		171,815,215

The accompanying notes are an integral part of the financial statements.

	Principal Amount (M=$1,000)	Value (Note 2)
Government National Mortgage Corporation 34.1%
Collateralized Mortgage Obligations:
GNR 07-14 PB
5.4%, 03/20/37	13,500 M	$15,309,776
GNR 10-33 PX
5%, 09/20/38	17,025 M	19,134,117
GNR 10-46 GU
5%, 07/20/39	15,260 M	16,951,852
		51,395,745
Mortgage-Backed Securities:
20-Year:
GNMA 623177
6.5%, 08/15/23	32 M	36,516

30-Year:
GNMA 506805
6.5%, 06/15/29	98 M	110,062
GNMA 782562
5%, 02/15/39	33,872 M	37,404,443
GNMA II 004424
5%, 04/20/39	13,455 M	14,806,738
GNMA II MA1287
4.5%, 09/20/43	20,205 M	21,986,056
GNMA II MA1288
5%, 09/20/43	7,333 M	8,106,454
GNMA II TBA APRIL
4.5%, 12/01/99(a)	24,000 M	26,005,313
		108,419,066
Total Government National Mortgage Corporation		159,851,327
Total U.S. Government Obligations (Cost $463,365,887)		467,345,757

	Shares
Institutional Money Market Funds 1.8%
State Street Institutional US Government Money Market Fund (Cost $8,432,954)	8,432,954	8,432,954
Total Investments 101.5% (Cost $471,798,841)†		475,778,711

Excess of Liabilities Over Other Assets (1.5)%		(6,804,441)
Net Assets 100.0%		$468,974,270

†

Cost for federal income tax purposes is $471,798,841. At February 28, 2014 unrealized appreciation for federal income tax purposes aggregated $3,979,870 of which $4,202,394 related to appreciated securities and $222,524 related to depreciated securities.

(a)	To be announced.

The accompanying notes are an integral part of the financial statements.

Sentinel Growth Leaders Fund

(Unaudited)

Fund Profile

at February 28, 2014

Top Sectors*

Sector	Percent of Net Assets
Information Technology	30.1%
Financials	14.9%
Consumer Discretionary	14.8%
Health Care	14.2%
Industrials	12.5%
Consumer Staples	7.2%
Energy	5.3%

Top 10 Holdings**

Description	Percent of Net Assets
Texas Instruments, Inc.	3.4%
ABB Ltd.	3.4%
Tyco Int’l. Ltd.	3.3%
Canadian National Railway Co.	3.3%
Check Point Software Technologies Ltd.	3.3%
Medtronic, Inc.	3.2%
Comcast Corp.	3.2%
UnitedHealth Group, Inc.	3.0%
Riverbed Technology, Inc.	3.0%
Schlumberger Ltd.	3.0%
Total of Net Assets	32.1%

*“Top Sectors” includes Domestic Common Stocks and Foreign Stocks & ADRs.

**“Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at February 28, 2014 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 85.7%
Consumer Discretionary 12.2%
Comcast Corp.	18,000	$898,110
Gap, Inc.	17,000	743,750
McDonald’s Corp.	3,000	285,450
Nordstrom, Inc.	11,000	676,280
TRW Automotive Holdings Corp.*	9,500	782,040
		3,385,630
Consumer Staples 4.4%
Costco Wholesale Corp.	4,960	579,328
PepsiCo, Inc.	8,000	640,560
		1,219,888
Energy 5.3%
Marathon Oil Corp.	19,430	650,905
Schlumberger Ltd.	9,000	837,000
		1,487,905
Financials 12.7%
CME Group, Inc.	10,000	738,200
JPMorgan Chase & Co.	13,000	738,660
MetLife, Inc.	11,000	557,370
The Travelers Cos., Inc.	8,000	670,720
US Bancorp	20,000	822,800
		3,527,750
Health Care 14.2%
Eli Lilly & Co.	11,500	685,515
Henry Schein, Inc.*	6,000	714,240
Medtronic, Inc.	15,300	906,678
UnitedHealth Group, Inc.	11,000	849,970
Zoetis, Inc.	26,000	806,520
		3,962,923
Industrials 9.1%
Canadian National Railway Co.	16,120	911,425
Tyco Int’l. Ltd.	22,000	927,960
Verisk Analytics, Inc.*	11,000	700,865
		2,540,250
Information Technology 27.8%
Accenture PLC	9,000	750,150
Altera Corp.	19,000	689,890
Check Point Software Technologies Ltd.*	13,500	910,170
Cisco Systems, Inc.	35,000	763,000
KLA-Tencor Corp.	12,000	781,800
NetApp, Inc.	20,000	808,200
Riverbed Technology, Inc.*	38,000	846,640
Seagate Technology PLC	10,000	521,900
Synopsys, Inc.*	18,000	727,200
Texas Instruments, Inc.	21,000	944,160
		7,743,110
Total Domestic Common Stocks (Cost $20,502,411)		23,867,456

Foreign Stocks & ADR’s 13.3%
Netherlands 2.8%
Unilever NV ADR	20,000	791,200

South Korea 2.3%
Samsung Electronics Co Ltd. (a)	500	633,401

Spain 2.2%
Banco Bilbao Vizcaya Argentaria SA ADR	50,000	615,500

Switzerland 3.4%
ABB Ltd. ADR	37,000	942,760

United Kingdom 2.6%
WPP PLC ADR	6,500	711,035
Total Foreign Stocks & ADR’s (Cost $3,469,200)		3,693,896

Institutional Money Market Funds 1.0%
State Street Institutional US Government Money Market Fund (Cost $285,606)	285,606	285,606
Total Investments 100.0% (Cost $24,257,217)†		27,846,958

Excess of Liabilities Over Other Assets 0.0%^		(10,018)

Net Assets 100.0%		$27,836,940

*	Non-income producing.

†

Cost for federal income tax purposes is $24,257,217. At February 28, 2014 unrealized appreciation for federal income tax purposes aggregated $3,589,741 of which $3,654,499 related to appreciated securities and $64,758 related to depreciated securities.

(a)	Fair valued.

^	Represents less than 0.05% of net assets.

ADR	- American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel International Equity Fund

(Unaudited)

Fund Profile

at February 28, 2014

Top Sectors *

Sector	Percent of Net Assets
Consumer Discretionary	23.1%
Information Technology	14.6%
Materials	12.0%
Financials	12.0%
Industrials	10.9%
Health Care	9.0%
Consumer Staples	8.5%
Utilities	3.3%
Energy	2.8%
Telecommunication Services	1.5%

Top Geographical Weightings

Country	Percent of Net Assets
United Kingdom	17.4%
France	13.1%
Switzerland	12.9%
Japan	8.7%
Germany	8.2%
Hong Kong	6.4%
United States	4.2%
Spain	3.3%
Sweden	2.8%
China	2.6%

Top 10 Holdings**

Description	Percent of Net Assets
Adecco SA	3.4%
Red Electrica Corp SA	3.3%
Renault SA	3.2%
Nestle SA	2.8%
Telefonaktiebolaget LM Ericsson	2.8%
Roche Holding AG	2.6%
Cheung Kong Holdings Ltd.	2.6%
Sanofi	2.5%
SAP AG	2.4%
Christian Dior SA	2.4%
Total of Net Assets	28.0%

*“Top Sectors” includes Domestic Common Stocks and Foreign Stocks & ADRs.

**“Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at February 28, 2014 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 4.2%
Information Technology 4.2%
BlackBerry Ltd.*	300,000	$3,000,000
Check Point Software Technologies Ltd.*	58,000	3,910,360
Total Domestic Common Stocks (Cost $5,769,571)		6,910,360

Foreign Stocks & ADR’s 93.5%
Brazil 1.2%
BM&F Bovespa SA (a)	450,000	1,936,664

Chile 2.1%
Sociedad Quimica y Minera de Chile SA ADR	110,000	3,388,000

China 2.6%
Baidu, Inc. ADR*	16,000	2,734,880
Want Want China Holdings Ltd. (a)	1,000,000	1,522,778
		4,257,658
France 13.1%
Christian Dior SA (a)	20,000	3,938,404
Edenred SA (a)	105,000	3,368,635
L’Oreal SA (a)	15,000	2,541,236
Renault SA (a)	53,000	5,245,664
Sanofi (a)	40,000	4,160,394
Total SA ADR	35,000	2,271,500
		21,525,833
Germany 8.2%
Allianz SE ADR	200,000	3,555,000
Fresenius SE & Co KGaA (a)	20,000	3,103,640
Fuchs Petrolub SE (a)	20,000	1,739,194
NORMA Group AG (a)	20,000	1,146,347
SAP AG (a)	50,000	4,021,606
		13,565,787
Hong Kong 6.4%
Cheung Kong Holdings Ltd. (a)	270,800	4,252,214
Chow Tai Fook Jewellery Group Ltd. (a)	1,900,000	3,332,721
Television Broadcasts Ltd. (a)	470,000	2,909,551
		10,494,486
India 2.0%
Shriram Transport Finance Co Ltd. (a)	355,000	3,378,006

Ireland 2.2%
Experian PLC (a)	205,000	3,707,968

Italy 2.5%
Buzzi Unicem SpA (a)	95,000	1,976,833
Buzzi Unicem SpA DI RISP *(a)	200,000	2,097,308
		4,074,141
Japan 8.7%
CyberAgent, Inc. (a)	27,100	1,193,883
Honda Motor Co Ltd. (a)	70,000	2,519,514
Mitsubishi Estate Co Ltd. (a)	70,000	1,660,263
Nippon Television Holdings, Inc. (a)	225,000	3,752,136
Nitori Holdings Co Ltd. (a)	56,000	2,536,693
Shimamura Co Ltd. (a)	30,000	2,717,396
		14,379,885

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
Luxembourg 2.0%
SES SA *(a)	96,000	$3,343,412

Netherlands 1.3%
Gemalto NV *(a)	19,103	2,145,484

Singapore 1.1%
Singapore Technologies Engineering Ltd. (a)	600,000	1,799,909

South Africa 1.5%
MTN Group Ltd. (a)	140,000	2,557,350

South Korea 2.2%
Samsung Electronics Co Ltd. (a)	2,800	3,547,047

Spain 3.3%
Red Electrica Corp SA (a)	70,000	5,442,717

Sweden 2.8%
Telefonaktiebolaget LM Ericsson (a)	360,000	4,653,657

Switzerland 12.9%
Adecco SA (a)	64,000	5,514,822
Nestle SA (a)	62,000	4,683,799
Novartis AG (a)	39,000	3,245,973
Roche Holding AG (a)	14,000	4,310,600
Syngenta AG (a)	9,500	3,458,387
		21,213,581
United Kingdom 17.4%
Alent PLC (a)	720,000	3,737,598
Countrywide PLC (a)	310,000	3,187,340
Diageo PLC (a)	100,000	3,140,202
HSBC Holdings PLC (a)	174,408	1,834,542
Hunting PLC (a)	161,000	2,280,710
Informa PLC (a)	330,000	2,885,355
Johnson Matthey PLC (a)	60,000	3,276,196
Royal Mail PLC *(a)	225,515	2,266,883
Tesco PLC (a)	420,000	2,312,784
WPP PLC (a)	170,000	3,723,390
		28,645,000
Total Foreign Stocks & ADR’s (Cost $117,350,898)		154,056,585

Institutional Money Market Funds 2.0%
State Street Institutional US Government Money Market Fund (Cost $3,263,127)	3,263,127	3,263,127
Total Investments 99.7% (Cost $126,383,596)†		164,230,072

Other Assets in Excess of Liabilities 0.3%		453,933

Net Assets 100.0%		$164,684,005

*	Non-income producing.

†

Cost for federal income tax purposes is $126,383,596. At February 28, 2014 unrealized appreciation for federal income tax purposes aggregated $37,846,476 of which $41,027,811 related to appreciated securities and $3,181,335 related to depreciated securities.

(a)	Fair valued.

ADR	- American Depositary Receipt

The accompanying notes are an integral part of the financial statements

Sentinel Low Duration Bond Fund

(Unaudited)

Fund Profile

at February 28, 2014

Average Effective Duration

Duration	Percent of Fixed Income Holdings
Less than 1 yr.	6.7%
1 yr. to 2.99 yrs.	58.0%
3 yrs. to 3.99 yrs.	12.5%
4 yrs. to 5.99 yrs.	13.2%
6 yrs. to 7.99 yrs.	9.0%
8 yrs. and over	0.6%

Average Effective Duration (for all Fixed Income Holdings) 2.1 years*

Top 10 Holdings**

Description	Coupon	Maturity Date	Percent of Net Assets
FNR 10-64 AD	3.00%	12/25/20	7.2%
FNR 11-137 KC	2.00%	01/25/27	7.1%
FHR 4022 AH	1.50%	12/15/25	6.5%
FNR 12-53 CD	1.50%	05/25/22	5.1%
FHR 4039 PB	1.50%	05/15/27	3.9%
FNR 09-88 DB	3.00%	10/25/20	3.3%
FHR 4238 TL	1.25%	08/15/27	2.8%
FNR 11-67 EL	2.00%	07/25/21	2.7%
FNR 09-88 DC	3.25%	10/25/20	2.5%
FHLMC G14817	3.50%	10/01/26	2.3%
Total of Net Assets			43.4%

*The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund’s fixed income portfolio to changes in interest rates.

**“Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at February 28, 2014 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 62.7%
U.S. Government Agency Obligations 62.7%
Federal Home Loan Mortgage Corporation 25.3%
Collateralized Mortgage Obligations:
FHR 2353 TD
6%, 09/15/16	27 M	$28,653
FHR 3604 AG
4%, 12/15/17	2,311 M	2,363,418
FHR 2629 BL
4.5%, 01/15/18	1,186 M	1,194,172
FHR 2642 WP
4.5%, 02/15/18	563 M	566,191
FHR 3874 BD
3%, 06/15/21	6,804 M	7,113,812
FHR 3574 EA
3%, 09/15/21	13,671 M	14,041,490
FHR 3414 A
4.5%, 07/15/22	1,463 M	1,481,553
FHR 3780 TL
3.75%, 04/15/24	10,222 M	10,669,168
FHR 3665 GP
3.5%, 05/15/25	7,276 M	7,787,885
FHR 4022 AH
1.5%, 12/15/25	55,089 M	55,091,783
FHR 4039 PB
1.5%, 05/15/27	33,667 M	32,923,103
FHR 4238 TL
1.25%, 08/15/27	24,089 M	$23,842,851
FHR 2927 ED
4%, 01/15/35	3,081 M	3,147,933
FHR 3638 PA
4.5%, 03/15/37	3,409 M	3,473,942
		163,725,954
Mortgage-Backed Securities:
10-Year:
FGCI J14193
3.5%, 01/01/21	1,658 M	1,753,997
FGCI J14483
3.5%, 02/01/21	2,095 M	2,216,090
FGCI J14614
3.5%, 03/01/21	3,077 M	3,254,125
FGCI J14793
3.5%, 03/01/21	1,478 M	1,563,712
FGCI J15846
3.5%, 06/01/21	170 M	179,574
		8,967,498
15-Year:
FHLMC G10965
7.5%, 10/01/14	832	842
FHLMC E82128
7%, 03/01/15	1 M	1,389
FHLMC E00843
8%, 04/01/15	724	732
FHLMC E01009
6.5%, 08/01/16	91 M	95,854
FHLMC G11585
7%, 02/01/17	39 M	40,875
FHLMC E88357
6.5%, 03/01/17	21 M	21,577
FHLMC E98706
5%, 08/01/18	898 M	962,017
FGCI B10742
4.5%, 11/01/18	526 M	562,157
FHLMC B12434
4.5%, 03/01/19	915 M	977,348
FHLMC J05907
6%, 08/01/19	1,651 M	1,789,659
FGCI J15844
3.5%, 07/01/21	1,389 M	1,469,728
FHLMC J14198
3.5%, 01/01/26	13,796 M	14,583,723
FHLMC G14817
3.5%, 10/01/26	18,394 M	19,485,815
		39,991,716
20-Year:
FHLMC D94982
7%, 04/01/16	21 M	21,391
FHLMC D94230
7.5%, 10/01/19	65 M	68,767
		90,158

The accompanying notes are an integral part of the financial statements.

	Principal Amount (M=$1,000)	Value (Note 2)
30-Year:
FHLMC G00100
8%, 02/01/23	6 M	$6,428
FHLMC A17291
6.5%, 11/01/33	711 M	797,081
		803,509
Total Federal Home Loan Mortgage Corporation		213,578,835

Federal National Mortgage Association 37.4%
Collateralized Mortgage Obligations:
FNR 02-18 PC
5.5%, 04/25/17	568	570
FNR 09-70 NQ
3.5%, 08/25/19	15,018 M	15,615,526
FNR 09-88 DB
3%, 10/25/20	26,711 M	27,616,161
FNR 09-88 DC
3.25%, 10/25/20	20,587 M	21,415,678
FNR 10-64 AD
3%, 12/25/20	58,333 M	60,555,788
FNR 11-67 EL
2%, 07/25/21	22,055 M	22,469,926
FNR 11-67 DA
4.5%, 07/25/21	15,951 M	17,073,506
FNR 12-53 CD
1.5%, 05/25/22	42,901 M	43,529,817
FNR 03-42 EP
4%, 11/25/22	307 M	308,507
FNR 11-90 AL
3.5%, 09/25/23	14,763 M	15,547,041
FNR 11-15 HC
2.5%, 03/25/26	18,361 M	18,858,211
FNR 11-137 KC
2%, 01/25/27	58,379 M	59,926,976
FNR 03-76 PQ
3.5%, 04/25/32	35 M	34,760
FNR 07-112 MC
5.25%, 10/25/36	668 M	671,309
FNR 09-3 HL
5%, 02/25/39	1,343 M	1,405,192
FNR 09-32 BH
5.25%, 05/25/39	2,259 M	2,363,875
		307,392,843
Mortgage-Backed Securities:
10-Year:
FNMA 930890
5%, 04/01/19	82 M	88,049
FNMA MA0113
5%, 05/01/19	224 M	240,361
FNMA 931517
5%, 07/01/19	46 M	49,630
FNMA AI3766
3%, 08/01/20	4,425 M	4,637,283
		5,015,323
15-Year:
FNMA 574598
6%, 05/01/16	39 M	40,197
FNMA 671380
6%, 11/01/17	58 M	60,553
FNMA 712165
5%, 08/01/18	644 M	691,366
FNMA 725284
7%, 11/01/18	269 M	284,209
FNMA 985670
6.5%, 10/01/21	811 M	888,375
FNMA AA8647
5%, 11/01/23	1,105 M	1,189,119
FNMA AC0317
4.5%, 02/01/24	164 M	175,360
FNMA AC0318
5%, 06/01/24	260 M	278,999
		3,608,178
20-Year:
FNMA 190697
7%, 03/01/14	44	44
FNMA 619191
6.5%, 12/01/15	28 M	28,336
		28,380
30-Year:
FNMA 626664
6%, 04/01/17	97 M	101,543
FNMA 479421
7%, 09/01/21	34 M	36,327
FNMA 207530
8.25%, 04/01/22	9 M	8,880
FNMA 175123
7.45%, 08/01/22	103 M	110,946
		257,696
Total Federal National Mortgage Association		316,302,420

Government National Mortgage Corporation 0.0%^

Mortgage-Backed Securities:
10-Year:
GNMA 634538
6%, 09/15/14	21 M	21,336
GNMA 634545
6.5%, 09/15/14	17 M	17,249
		38,585
15-Year:
GNMA 489953
6%, 12/15/16	11 M	11,694
20-Year:
GNMA 628440
7%, 04/15/24	128 M	141,989

30-Year:
GNMA II 495
10%, 02/20/16	46	47
Total Government National Mortgage Corporation		192,315
Total U.S. Government Obligations (Cost $525,435,226)		530,073,570

Domestic Corporate Bonds 29.8%
Basic Industry 4.7%
ArcelorMittal
5%, 02/25/17	3,000 M	3,221,250
Ashland, Inc.
3.875%, 04/15/18	4,500 M	4,680,000
Barrick Gold Corp.
4.1%, 05/01/23	5,000 M	4,794,760
Celanese US Holdings LLC
6.625%, 10/15/18	3,000 M	3,195,000
Dow Chemical Co.
5.7%, 05/15/18	2,500 M	2,871,752
Methanex Corp.
5.25%, 03/01/22	5,105 M	5,561,316
Newmont Mining Corp.
5.125%, 10/01/19	9,200 M	9,846,466
Reliance Steel & Aluminum Co.
4.5%, 04/15/23	2,500 M	2,517,252
Thompson Creek Metals Co., Inc.
12.5%, 05/01/19	3,000 M	3,270,000
		39,957,796
Capital Goods 0.4%
Advanced Micro Devices, Inc.
7.75%, 08/01/20	3,000 M	3,112,500

Consumer Cyclical 3.7%
American Axle & Manufacturing, Inc.
5.125%, 02/15/19	3,000 M	3,142,500
Chrysler Group LLC
8.25%, 06/15/21	4,500 M	5,118,750
Ford Motor Credit Co LLC
5%, 05/15/18	5,000 M	5,562,815
General Motors Financial Co., Inc.
6.75%, 06/01/18	3,000 M	3,510,000
Goodyear Tire & Rubber Co.
8.25%, 08/15/20	4,500 M	5,051,250
Lennar Corp.
4.125%, 12/01/18	5,000 M	5,112,500
Toll Brothers Finance Corp.
4%, 12/31/18	4,000 M	4,110,000
		31,607,815
Energy 8.5%
Access Midstream Partners LP
6.125%, 07/15/22	4,500 M	4,905,000
AES Corp/VA
8%, 10/15/17	3,000 M	3,562,500
Concho Resources, Inc.
7%, 01/15/21	3,000 M	3,330,000
Halcon Resources Corp.
9.75%, 07/15/20	3,000 M	3,172,500

The accompanying notes are an integral part of the financial statements.

	Principal Amount (M=$1,000)	Value (Note 2)
Magnum Hunter Resources Corp.
9.75%, 05/15/20	4,500 M	$5,006,250
Midstates Petroleum Co Inc / Midstates Petroleum Co LLC
9.25%, 06/01/21	5,000 M	5,312,500
Nabors Industries, Inc.
6.15%, 02/15/18	2,500 M	2,835,990
Newfield Exploration Co.
5.75%, 01/30/22	4,500 M	4,871,250
Range Resources Corp.
6.75%, 08/01/20	3,000 M	3,277,500
Rowan Cos, Inc.
4.875%, 06/01/22	3,775 M	3,924,248
Spectra Energy Capital LLC
3.3%, 03/15/23	5,000 M	4,546,615
Talisman Energy, Inc.
3.75%, 02/01/21	5,000 M	4,995,320
Tesoro Logistics LP / Tesoro Logistics Finance Corp.
5.875%, 10/01/20	4,500 M	4,725,000
Transocean, Inc.
6.5%, 11/15/20	8,500 M	9,626,429
Weatherford Int’l. Ltd
5.125%, 09/15/20	2,500 M	2,761,830
Whiting Petroleum Corp.
5%, 03/15/19	4,500 M	4,781,250
		71,634,182
Financials 1.7%
Ares Capital Corp.
4.875%, 11/30/18	5,065 M	5,292,672
Fifth Street Finance Corp.
4.875%, 03/01/19	5,750 M	5,828,269
FirstMerit Corp.
4.35%, 02/04/23	2,240 M	2,288,937
Nuveen Investments, Inc.
5.5%, 09/15/15	1,500 M	1,526,250
		14,936,128
Insurance 1.2%
American Int’l. Group, Inc.
4.125%, 02/15/24	5,000 M	5,143,850
Genworth Holdings, Inc.
4.9%, 08/15/23	4,500 M	4,720,095
		9,863,945
Media 1.6%
Clear Channel Worldwide Holdings, Inc.
7.625%, 03/15/20	3,000 M	3,262,500
DIRECTV Holdings LLC
3.8%, 03/15/22	7,500 M	7,425,675
Videotron Ltd.
5%, 07/15/22	3,160 M	3,215,300
		13,903,475
Real Estate 2.5%
CBL & Associates LP
5.25%, 12/01/23	5,000 M	5,198,670
Healthcare Realty Trust, Inc.
5.75%, 01/15/21	2,500 M	2,770,373
Realty Income Corp.
2%, 01/31/18	2,500 M	2,486,325
Retail Opportunity Investments Partnership LP
5%, 12/15/23	5,000 M	5,193,750
UDR, Inc.
4.625%, 01/10/22	5,000 M	5,322,570
		20,971,688
Technology 2.9%
American Tower Corp.
4.5%, 01/15/18	5,000 M	5,443,355
Amphenol Corp.
2.55%, 01/30/19	4,500 M	4,523,053
BMC Software, Inc.
7.25%, 06/01/18	1,500 M	1,560,000
Intelsat Jackson Holdings SA
7.25%, 10/15/20	3,000 M	3,273,750
Seagate HDD Cayman
6.875%, 05/01/20	7,500 M	8,175,000
SunGard Data Systems, Inc.
7.625%, 11/15/20	1,500 M	1,661,250
		24,636,408
Telecommunications 2.3%
Ericsson LM
4.125%, 05/15/22	2,778 M	2,861,654
Rogers Communications, Inc.
6.8%, 08/15/18	5,000 M	6,004,695
T-Mobile USA, Inc.
6.464%, 04/28/19	4,500 M	4,815,000
Verizon Communications, Inc.
5.15%, 09/15/23	5,000 M	5,487,055
		19,168,404
Utilities 0.3%
Allegheny Technologies, Inc.
5.875%, 08/15/23	2,500 M	2,606,367
Total Domestic Corporate Bonds (Cost $249,504,094)		252,398,708

Commercial Mortgage-Backed Securities 4.1%
Financials 4.1%
BOAMS 2004 5 3A1
4.5%, 06/25/19	8,595 M	8,832,632
GSR 2003 13 1A1
2.5664%, 10/25/33	10,747 M	11,005,029
WBCMT 2007 C30 A5
5.342%, 12/15/43	13,450 M	14,851,248
Total Commercial Mortgage-Backed Securities (Cost $34,372,336)		34,688,909

	Shares
Institutional Money Market Funds 2.9%
State Street Institutional US Government Money Market Fund (Cost $24,416,064)	24,416,064	24,416,064

Total Investments 99.5% (Cost $833,727,720)†		$841,577,251

Other Assets in Excess of Liabilities 0.5%		4,044,593

Net Assets 100.0%		$845,621,844

†

Cost for federal income tax purposes is $833,727,720. At February 28, 2014 unrealized appreciation for federal income tax purposes aggregated $7,849,531 of which $9,168,330 related to appreciated securities and $1,318,799 related to depreciated securities.

^	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of the financial statements.

At February 28, 2014, the following futures contracts were outstanding with $1,479,247 in cash segregated with the broker for margin maintenance purposes:

Contract Description	Contract Expiration	Contract Value	Unrealized Appreciation/ (Depreciation)
Short, 1,569 U.S. Treasury 5-Year Note futures contracts	3/14	$189,701,906	$(347,067)
Net payments of variation margin and/or brokerage fees			543,192
Variation margin payable on open futures contracts			$196,125

The accompanying notes are an integral part of the financial statements.

Sentinel Mid Cap Fund

(Unaudited)

Fund Profile

at February 28, 2014

Top Sectors*

Sector	Percent of Net Assets
Information Technology	21.3%
Industrials	17.2%
Financials	15.6%
Consumer Discretionary	15.1%
Health Care	10.9%
Energy	7.3%
Materials	4.1%
Consumer Staples	3.7%
Utilities	2.0%

Top 10 Holdings**

Description	Percent of Net Assets
Altera Corp.	2.4%
Quanta Services, Inc.	2.2%
Nuance Communications, Inc.	2.1%
DENTSPLY Int’l., Inc.	2.1%
ITC Holdings Corp.	2.0%
Genesee & Wyoming, Inc.	2.0%
Waste Connections, Inc.	1.9%
Skyworks Solutions, Inc.	1.8%
MEDNAX, Inc.	1.8%
Riverbed Technology, Inc.	1.7%
Total of Net Assets	20.0%

*“Top Sectors” includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.

**“Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at February 28, 2014 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 89.6%
Consumer Discretionary 15.1%
Ascena Retail Group, Inc.*	85,920	$1,571,477
Bloomin’ Brands, Inc.*	55,400	1,392,756
BorgWarner, Inc.	32,320	1,986,064
Dollar Tree, Inc.*	29,070	1,592,164
Foot Locker, Inc.	56,900	2,373,299
Jarden Corp.*	37,695	2,317,112
John Wiley & Sons, Inc.	37,500	2,176,125
Life Time Fitness, Inc.*	44,700	2,109,840
LKQ Corp.*	54,260	1,513,311
Morningstar, Inc.	20,430	1,709,174
PVH Corp.	13,970	1,766,227
Texas Roadhouse, Inc.	44,500	1,177,025
Tractor Supply Co.	10,940	771,926
		22,456,500
Consumer Staples 3.7%
Church & Dwight Co., Inc.	34,400	2,338,512
Energizer Holdings, Inc.	18,160	1,767,694
Flowers Foods, Inc.	70,950	1,459,442
		5,565,648
Energy 7.3%
Denbury Resources, Inc.	141,200	2,310,032
Dril-Quip, Inc.*	14,920	1,604,795
Oasis Petroleum, Inc.*	36,400	1,585,948
Range Resources Corp.	20,800	1,789,840
Superior Energy Services, Inc.	71,810	2,124,858
Tidewater, Inc.	30,070	1,465,010
		10,880,483
Financials 11.0%
Affiliated Managers Group, Inc.*	8,770	1,649,198
City National Corp.	25,300	1,893,199
East West Bancorp, Inc.	56,640	2,021,482
HCC Insurance Holdings, Inc.	37,800	1,659,420
Invesco Ltd.	61,460	2,108,078
Raymond James Financial, Inc.	42,600	2,248,428
Signature Bank*	15,830	2,072,622
WR Berkley Corp.	41,100	1,694,964
Zions Bancorporation	30,500	951,600
		16,298,991
Health Care 9.6%
Bio-Rad Laboratories, Inc.*	12,100	1,569,612
DENTSPLY Int’l., Inc.	68,820	3,123,052
Henry Schein, Inc.*	14,680	1,747,507
IDEXX Laboratories, Inc.*	15,790	1,987,961
MEDNAX, Inc.*	43,720	2,659,050
Resmed, Inc.	33,090	1,456,622
Varian Medical Systems, Inc.*	20,910	1,752,885
		14,296,689
Industrials 17.2%
Ametek, Inc.	41,755	2,223,036
B/E Aerospace, Inc.*	28,280	2,382,590
Flowserve Corp.	22,530	1,829,661
Genesee & Wyoming, Inc.*	29,630	2,931,000
IHS, Inc.*	20,280	2,431,167
Jacobs Engineering Group, Inc.*	34,700	2,104,555
Masco Corp.	68,800	1,606,480
Quanta Services, Inc.*	90,700	3,193,547
Regal Beloit Corp.	28,670	2,112,692
Stericycle, Inc.*	17,375	1,980,750
Waste Connections, Inc.	64,400	2,786,588
		25,582,066
Information Technology 19.6%
Altera Corp.	99,200	3,601,952
Dolby Laboratories, Inc.*	55,400	2,284,142
FLIR Systems, Inc.	34,840	1,189,438
Informatica Corp.*	48,600	2,019,816
Microchip Technology, Inc.	52,540	2,393,197
Nuance Communications, Inc.*	207,600	3,174,204
ON Semiconductor Corp.*	172,000	1,606,480
Open Text Corp.	45,260	2,306,902
Plantronics, Inc.	45,210	2,006,420

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
Riverbed Technology, Inc.*	114,550	$2,552,174
Semtech Corp.*	81,530	2,034,173
Skyworks Solutions, Inc.*	75,200	2,666,592
Trimble Navigation Ltd.*	35,590	1,357,759
		29,193,249
Materials 4.1%
AptarGroup, Inc.	27,500	1,819,675
Rockwood Holdings, Inc.	28,400	2,240,192
Steel Dynamics, Inc.	117,050	2,041,352
		6,101,219
Utilities 2.0%
ITC Holdings Corp.	29,400	3,016,440
Total Domestic Common Stocks (Cost $94,749,992)		133,391,285

Foreign Stocks & ADR’s 3.0%
Israel 1.7%
NICE Systems Ltd. ADR	60,240	2,474,659

United Kingdom 1.3%
Shire Ltd. ADR	11,830	1,953,725
Total Foreign Stocks & ADR’s (Cost $2,788,552)		4,428,384

Real Estate Investment Trusts 4.6%
Financials 4.6%
Corporate Office Properties Trust(a)	32,100	856,107
Digital Realty Trust, Inc.(a)	30,500	1,651,880
Federal Realty Investment Trust	7,900	879,349
Gaming and Leisure Properties, Inc.	41,026	1,562,270
Home Properties, Inc.(a)	31,800	1,874,292
Total Real Estate Investment Trusts (Cost $6,639,790)		6,823,898

Institutional Money Market Funds 2.6%
State Street Institutional US Government Money Market Fund (Cost $3,869,283)	3,869,283	3,869,283
Total Investments 99.8% (Cost $108,047,617)†		148,512,850

Other Assets in Excess of Liabilities 0.2%		352,907

Net Assets 100.0%		$148,865,757

*	Non-income producing.
†

Cost for federal income tax purposes is $108,047,617. At February 28, 2014 unrealized appreciation for federal income tax purposes aggregated $40,465,233 of which $41,619,373 related to appreciated securities and $1,154,140 related to depreciated securities.

(a)	Return of capital paid during the fiscal period.

ADR	- American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Small Company Fund

(Unaudited)

Fund Profile

at February 28, 2014

Top Sectors*

Sector	Percent of Net Assets
Information Technology	21.8%
Financials	18.3%
Industrials	17.6%
Consumer Discretionary	16.1%
Health Care	6.7%
Materials	5.9%
Energy	5.4%
Consumer Staples	2.3%
Utilities	1.3%

Top 10 Holdings**

Description	Percent of Net Assets
Riverbed Technology, Inc.	1.6%
NICE Systems Ltd.	1.6%
Dana Holding Corp.	1.5%
SVB Financial Group	1.5%
Open Text Corp.	1.5%
Stifel Financial Corp.	1.5%
East West Bancorp, Inc.	1.4%
Sensient Technologies Corp.	1.4%
Corporate Office Properties Trust	1.4%
Regal Beloit Corp.	1.4%
Total of Net Assets	14.8%

*“Top Sectors” includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.

**“Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at February 28, 2014 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 88.8%
Consumer Discretionary 16.1%
Ascena Retail Group, Inc.*	712,900	$13,038,941
Bloomin’ Brands, Inc.*	494,200	12,424,188
Dana Holding Corp.	892,900	19,358,072
Hillenbrand, Inc.	507,600	15,167,088
Iconix Brand Group, Inc.*	390,200	15,701,648
John Wiley & Sons, Inc.	299,200	17,362,576
Life Time Fitness, Inc.*	362,800	17,124,160
Monro Muffler Brake, Inc.	227,400	13,568,958
Morningstar, Inc.	166,400	13,921,024
Penn National Gaming, Inc.*	687,500	8,834,375
Select Comfort Corp.*	707,400	12,775,644
Steven Madden Ltd.*	379,100	13,818,195
Texas Roadhouse, Inc.	365,600	9,670,120
Vitamin Shoppe, Inc.*	285,800	13,372,582
Wolverine World Wide, Inc.	298,700	7,873,732
		204,011,303
Consumer Staples 2.3%
Casey’s General Stores, Inc.	178,100	12,198,069
Flowers Foods, Inc.	478,250	9,837,602
Hain Celestial Group, Inc.*	83,800	7,483,340
		29,519,011
Energy 5.4%
Dril-Quip, Inc.*	119,119	12,812,440
Oasis Petroleum, Inc.*	339,200	14,778,944
Stone Energy Corp.*	296,565	10,658,546
Superior Energy Services, Inc.	571,900	16,922,521
Tidewater, Inc.	275,800	13,436,976
		68,609,427
Financials 13.3%
City National Corp.	209,700	15,691,851
East West Bancorp, Inc.	514,800	18,373,212
Endurance Specialty Holdings Ltd.	233,800	12,190,332
Evercore Partners, Inc.	291,100	16,196,804
HCC Insurance Holdings, Inc.	312,700	13,727,530
MarketAxess Holdings, Inc.	158,000	9,328,320
Portfolio Recovery Associates, Inc.*	310,500	16,838,415
ProAssurance Corp.	267,700	12,169,642
Prosperity Bancshares, Inc.	258,500	16,365,635
Stifel Financial Corp.*	382,500	18,394,425
SVB Financial Group*	150,100	18,899,091
		168,175,257
Health Care 6.7%
Bio-Rad Laboratories, Inc.*	95,900	12,440,148
Haemonetics Corp.*	341,700	12,465,216
ICON PLC*	283,600	13,283,824
Magellan Health Services, Inc.*	210,300	12,857,742
Myriad Genetics, Inc.*	202,000	7,314,420
NuVasive, Inc.*	334,000	12,274,500
Sirona Dental Systems, Inc.*	199,600	14,063,816
		84,699,666
Industrials 17.6%
Actuant Corp.	477,400	16,737,644
Clarcor, Inc.	283,000	16,394,190
Clean Harbors, Inc.*	257,100	12,150,546
Esterline Technologies Corp.*	139,000	14,970,300
Genesee & Wyoming, Inc.*	169,900	16,806,508
Healthcare Services Group, Inc.	640,800	17,256,744
Hub Group Inc.*	283,600	11,080,252

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
II-VI, Inc.*	553,200	$9,066,948
Knight Transportation, Inc.	718,700	15,437,676
Middleby Corp.*	38,200	11,328,592
MYR Group, Inc.*	518,000	12,053,860
Regal Beloit Corp.	235,900	17,383,471
Ritchie Bros Auctioneers, Inc.	468,800	10,904,288
Toro Co.	211,100	13,981,153
Wabtec Corp.	177,600	14,096,112
Waste Connections, Inc.	309,100	13,374,757
		223,023,041
Information Technology 20.2%
Diodes, Inc.*	448,700	10,683,547
Finisar Corp.*	664,700	15,753,390
Hittite Microwave Corp.	209,600	12,362,208
j2 Global, Inc.	273,400	14,052,760
Jack Henry & Associates, Inc.	214,900	12,492,137
Lattice Semiconductor Corp.*	1,054,600	7,983,322
Micros Systems, Inc.*	219,900	12,206,649
ON Semiconductor Corp.*	1,376,200	12,853,708
Open Text Corp.	362,600	18,481,722
OSI Systems, Inc.*	165,100	10,148,697
Plantronics, Inc.	362,300	16,078,874
Power Integrations, Inc.	185,400	10,962,702
Progress Software Corp.*	518,700	12,936,378
QLogic Corp.*	1,210,700	13,826,194
RF Micro Devices, Inc.*	1,792,500	12,690,900
Riverbed Technology, Inc.*	911,300	20,303,764
Rofin-Sinar Technologies, Inc.*	515,000	12,087,050
Sapient Corp.*	766,600	13,346,506
Semtech Corp.*	650,100	16,219,995
		255,470,503
Materials 5.9%
AptarGroup, Inc.	228,000	15,086,760
Greif, Inc.	210,800	10,552,648
Rockwood Holdings, Inc.	191,700	15,121,296
Sensient Technologies Corp.	335,500	17,590,265
Steel Dynamics, Inc.	969,100	16,901,104
		75,252,073
Utilities 1.3%
Atmos Energy Corp.	356,500	16,434,650
Total Domestic Common Stocks (Cost $705,663,908)		1,125,194,931

Foreign Stocks & ADR’s 1.6%
Israel 1.6%
NICE Systems Ltd. ADR (Cost $11,584,460)	488,900	20,084,012

Real Estate Investment Trusts 5.0%
Financials 5.0%
BioMed Realty Trust, Inc.(a)	834,900	17,265,732
Corporate Office Properties Trust(a)	653,700	17,434,179
Gaming and Leisure Properties, Inc.	328,710	12,517,277
Home Properties, Inc.(a)	276,400	16,291,016
Total Real Estate Investment Trusts (Cost $50,355,652)		63,508,204

Institutional Money Market Funds 2.8%
State Street Institutional US Government Money Market Fund (Cost $35,642,936)	35,642,936	35,642,936

	Principal Amount (M=$1,000)
Corporate Short-term Notes 1.1%
Colgate Palmolive Co.
0.06%, 03/10/14	4,075 M	4,074,939
IBM Corp.
0.03%, 03/13/14	10,000 M	9,999,900
Total Corporate Short-term Notes (Cost $14,074,839)		14,074,839

U.S. Government Obligations 0.8%
Federal Home Loan Bank 0.8%
Agency Discount Notes:
0.02%, 03/12/14 (Cost $9,999,939)	10,000 M	9,999,939

Total Investments 100.1% (Cost $827,321,734)†	1,268,504,861

Excess of Liabilities Over Other Assets (0.1)%	(792,699)

Net Assets 100.0%	$1,267,712,162

*	Non-income producing.
†

Cost for federal income tax purposes is $827,321,734. At February 28, 2014 unrealized appreciation for federal income tax purposes aggregated $441,183,127 of which $446,095,236 related to appreciated securities and $4,912,109 related to depreciated securities.

(a)	Return of capital paid during the fiscal period.

ADR	- American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Sustainable Core Opportunities Fund

(Unaudited)

Fund Profile

at February 28, 2014

Top Sectors*

Sector	Percent of Net Assets
Information Technology	18.8%
Financials	17.0%
Health Care	15.1%
Industrials	12.9%
Consumer Discretionary	11.4%
Energy	9.7%
Consumer Staples	7.4%
Materials	2.9%
Telecommunication Services	2.2%
Utilities	0.5%

Top 10 Holdings**

Description	Percent of Net Assets
Parker Hannifin Corp.	2.0%
Johnson & Johnson	2.0%
Procter & Gamble Co.	2.0%
PepsiCo, Inc.	2.0%
Precision Castparts Corp.	1.9%
Time Warner, Inc.	1.8%
Danaher Corp.	1.8%
Microsoft Corp.	1.8%
JPMorgan Chase & Co.	1.7%
Pfizer, Inc.	1.7%
Total of Net Assets	18.7%

*“Top Sectors” includes Domestic Common Stocks and Foreign Stocks & ADRs.

**“Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at February 28, 2014 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 93.5%
Consumer Discretionary 11.4%
Bed Bath & Beyond, Inc.*	25,000	$1,695,500
Comcast Corp.	50,000	2,584,500
Gap, Inc.	65,000	2,843,750
McDonald’s Corp.	30,000	2,854,500
Nike, Inc.	20,000	1,566,000
Nordstrom, Inc.	35,000	2,151,800
Omnicom Group, Inc.	27,000	2,043,360
Time Warner Cable, Inc.	15,000	2,105,250
Time Warner, Inc.	65,000	4,363,450
TJX Cos., Inc.	40,000	2,458,400
TRW Automotive Holdings Corp.*	30,000	2,469,600
		27,136,110
Consumer Staples 6.2%
CVS Caremark Corp.	40,000	2,925,600
Kraft Foods Group, Inc.	43,000	2,376,610
PepsiCo, Inc.	58,000	4,644,060
Procter & Gamble Co.	60,000	4,719,600
		14,665,870
Energy 9.7%
Apache Corp.	21,800	1,728,522
Baker Hughes, Inc.	40,000	2,531,200
ConocoPhillips	50,000	3,325,000
Devon Energy Corp.	50,000	3,221,000
EOG Resources, Inc.	10,000	1,894,200
Marathon Oil Corp.	100,000	3,350,000
Marathon Petroleum Corp.	30,000	2,520,000
Noble Energy, Inc.	40,000	2,750,400
Williams Cos., Inc.	43,000	1,775,900
		23,096,222
Financials 16.2%
ACE Ltd.	25,000	2,446,750
American Express Co.	33,000	3,012,240
Bank of America Corp.	180,000	2,975,400
Bank of New York Mellon Corp.	55,000	1,760,000
Chubb Corp.	20,000	1,749,600
CME Group, Inc.	36,000	2,657,520
JPMorgan Chase & Co.	72,774	4,135,019
McGraw-Hill Financial, Inc.	25,000	1,991,500
MetLife, Inc.	60,000	3,040,200
Morgan Stanley	90,000	2,772,000
PNC Financial Services Group, Inc.	33,000	2,698,740
The Travelers Cos., Inc.	33,000	2,766,720
US Bancorp	70,000	2,879,800
Wells Fargo & Co.	77,000	3,574,340
		38,459,829
Health Care 15.1%
Amgen, Inc.	25,000	3,100,500
Becton Dickinson & Co.	24,500	2,822,890
Bristol-Myers Squibb Co.	65,000	3,495,050
Covidien PLC	33,000	2,374,350
Eli Lilly & Co.	21,000	1,251,810
Gilead Sciences, Inc.*	23,000	1,904,170
Johnson & Johnson	51,500	4,744,180
Medtronic, Inc.	25,000	1,481,500
Merck & Co., Inc.	70,000	3,989,300
Pfizer, Inc.	126,000	4,045,860
Stryker Corp.	26,000	2,086,240
UnitedHealth Group, Inc.	25,000	1,931,750
Zimmer Holdings, Inc.	16,000	1,501,440
Zoetis, Inc.	40,000	1,240,800
		35,969,840
Industrials 12.3%
Canadian Pacific Railway Ltd.	24,000	3,768,000
Danaher Corp.	57,000	4,359,930
Deere & Co.	10,000	859,300
Emerson Electric Co.	50,000	3,263,000
FedEx Corp.	17,000	2,266,610
Parker Hannifin Corp.	40,000	4,822,000
Precision Castparts Corp.	18,000	4,641,840
Tyco Int’l. Ltd.	65,000	2,741,700
Verisk Analytics, Inc.*	40,000	2,548,600
		29,270,980

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
Information Technology 17.6%
Accenture PLC	27,000	$2,250,450
Altera Corp.	60,000	2,178,600
Apple, Inc.	3,300	1,736,592
Broadcom Corp.	40,000	1,188,800
Check Point Software Technologies Ltd.*	38,000	2,561,960
Cisco Systems, Inc.	160,000	3,488,000
EMC Corp.	100,000	2,637,000
Intel Corp.	40,000	990,400
Int’l. Business Machines Corp.	20,000	3,703,400
KLA-Tencor Corp.	20,000	1,303,000
Microsoft Corp.	110,890	4,248,196
NetApp, Inc.	50,000	2,020,500
Riverbed Technology, Inc.*	100,000	2,228,000
Seagate Technology PLC	22,000	1,148,180
Synopsys, Inc.*	58,000	2,343,200
Texas Instruments, Inc.	85,000	3,821,600
Visa, Inc.	12,000	2,711,280
Western Union Co.	75,000	1,254,750
		41,813,908
Materials 2.9%
Crown Holdings, Inc.*	80,000	3,601,600
Praxair, Inc.	25,000	3,259,250
		6,860,850
Telecommunication Services 1.6%
Rogers Communications, Inc.	50,000	1,933,500
Verizon Communications, Inc.	40,000	1,903,200
		3,836,700
Utilities 0.5%
AES Corp.	90,000	1,228,500
Total Domestic Common Stocks (Cost $143,831,418)		222,338,809

Foreign Stocks & ADR’s 4.4%
Germany 1.2%
SAP AG ADR	36,000	2,890,440

Mexico 0.6%
America Movil SAB de CV ADR	70,000	1,355,900

Netherlands 1.2%
Unilever NV ADR	75,000	2,967,000

Spain 0.8%
Banco Bilbao Vizcaya Argentaria SA ADR	150,000	1,846,500

Switzerland 0.6%
ABB Ltd. ADR	60,000	1,528,800
Total Foreign Stocks & ADR’s (Cost $9,671,510)		10,588,640

Institutional Money Market Funds 2.0%
State Street Institutional US Government Money Market Fund (Cost $4,794,207)	4,794,207	4,794,207
Total Investments 99.9% (Cost $158,297,135)†		237,721,656

Other Assets in Excess of Liabilities 0.1%		146,363

Net Assets 100.0%		$237,868,019

*	Non-income producing.
†

Cost for federal income tax purposes is $158,297,135. At February 28, 2014 unrealized appreciation for federal income tax purposes aggregated $79,424,521 of which $83,740,302 related to appreciated securities and $4,315,781 related to depreciated securities.

ADR	- American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Sustainable Mid Cap Opportunities Fund

(Unaudited)

Fund Profile

at February 28, 2014

Top Sectors*

Sector	Percent of Net Assets
Information Technology	19.3%
Industrials	17.1%
Consumer Discretionary	13.5%
Financials	12.9%
Health Care	10.5%
Energy	7.1%
Materials	4.0%
Consumer Staples	3.8%
Utilities	1.9%

Top 10 Holdings**

Description	Percent of Net Assets
Altera Corp.	2.2%
Quanta Services, Inc.	2.0%
DENTSPLY Int’l., Inc.	2.0%
Nuance Communications, Inc.	2.0%
ITC Holdings Corp.	1.9%
Genesee & Wyoming, Inc.	1.8%
Waste Connections, Inc.	1.8%
IHS, Inc.	1.7%
MEDNAX, Inc.	1.7%
Skyworks Solutions, Inc.	1.7%
Total of Net Assets	18.8%

*“Top Sectors” includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.

**“Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at February 28, 2014 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 84.0%
Consumer Discretionary 13.5%
Ascena Retail Group, Inc.*	77,770	$1,422,413
BorgWarner, Inc.	27,060	1,662,837
Dollar Tree, Inc.*	20,500	1,122,785
Foot Locker, Inc.	47,600	1,985,396
Jarden Corp.*	32,300	1,985,481
John Wiley & Sons, Inc.	31,400	1,822,142
Life Time Fitness, Inc.*	40,000	1,888,000
Morningstar, Inc.	17,800	1,489,148
PVH Corp.	12,180	1,539,917
Tiffany & Co.	20,610	1,921,883
Tractor Supply Co.	15,500	1,093,680
		17,933,682
Consumer Staples 3.8%
Church & Dwight Co., Inc.	30,580	2,078,829
Energizer Holdings, Inc.	15,660	1,524,344
Flowers Foods, Inc.	70,155	1,443,088
		5,046,261
Energy 7.1%
Core Laboratories NV	7,030	1,321,992
Denbury Resources, Inc.	118,400	1,937,024
FMC Technologies, Inc.*	25,860	1,299,206
Noble Corp plc	39,150	1,215,607
Oasis Petroleum, Inc.*	30,100	1,311,457
Range Resources Corp.	11,900	1,023,995
Tidewater, Inc.	27,200	1,325,184
		9,434,465
Financials 9.6%
Affiliated Managers Group, Inc.*	7,200	1,353,960
City National Corp.	22,940	1,716,600
East West Bancorp, Inc.	51,490	1,837,678
HCC Insurance Holdings, Inc.	34,490	1,514,111
Invesco Ltd.	57,700	1,979,110
Raymond James Financial, Inc.	35,030	1,848,884
Signature Bank*	13,140	1,720,420
Zions Bancorporation	28,410	886,392
		12,857,155
Health Care 9.3%
Bio-Rad Laboratories, Inc.*	10,100	1,310,172
DENTSPLY Int’l., Inc.	58,450	2,652,461
Henry Schein, Inc.*	13,200	1,571,328
IDEXX Laboratories, Inc.*	14,250	1,794,075
MEDNAX, Inc.*	37,580	2,285,616
Resmed, Inc.	27,700	1,219,354
Varian Medical Systems, Inc.*	19,040	1,596,123
		12,429,129
Industrials 17.1%
Ametek, Inc.	36,000	1,916,640
B/E Aerospace, Inc.*	25,370	2,137,423
Flowserve Corp.	19,940	1,619,327
Genesee & Wyoming, Inc.*	24,480	2,421,562
IHS, Inc.*	19,080	2,287,310
Jacobs Engineering Group, Inc.*	31,600	1,916,540
Masco Corp.	72,200	1,685,870
Quanta Services, Inc.*	75,800	2,668,918
Regal Beloit Corp.	24,060	1,772,981
Stericycle, Inc.*	17,250	1,966,500
Waste Connections, Inc.	54,800	2,371,196
		22,764,267
Information Technology 17.7%
Altera Corp.	82,500	2,995,575
Dolby Laboratories, Inc.*	47,910	1,975,329
Informatica Corp.*	42,230	1,755,079
Microchip Technology, Inc.	43,800	1,995,090
Nuance Communications, Inc.*	172,500	2,637,525
ON Semiconductor Corp.*	144,310	1,347,855
Open Text Corp.	38,000	1,936,860
Plantronics, Inc.	37,920	1,682,890
Riverbed Technology, Inc.*	95,660	2,131,305
Semtech Corp.*	68,260	1,703,087
Skyworks Solutions, Inc.*	62,700	2,223,342
Trimble Navigation Ltd.*	31,780	1,212,407
		23,596,344

	Shares	Value (Note 2)
Materials 4.0%
AptarGroup, Inc.	25,060	1,658,221
Rockwood Holdings, Inc.	23,690	1,868,667
Steel Dynamics, Inc.	105,000	1,831,200
		5,358,088
Utilities 1.9%
ITC Holdings Corp.	24,350	2,498,310
Total Domestic Common Stocks (Cost $86,155,727)		111,917,701

Foreign Stocks & ADR’s 2.8%
Israel 1.6%
NICE Systems Ltd. ADR	50,900	2,090,972

United Kingdom 1.2%
Shire Ltd. ADR	9,880	1,631,682
Total Foreign Stocks & ADR’s (Cost $2,804,112)		3,722,654

Real Estate Investment Trusts 3.3%
Financials 3.3%
Corporate Office Properties Trust(a)	26,700	712,089
Digital Realty Trust, Inc.(a)	25,300	1,370,248
Federal Realty Investment Trust	6,500	723,515
Home Properties, Inc.(a)	28,870	1,701,597
Total Real Estate Investment Trusts (Cost $4,560,336)		4,507,449

Institutional Money Market Funds 4.3%
State Street Institutional US Government Money Market Fund (Cost $5,674,543)	5,674,543	5,674,543
Total Investments 94.4% (Cost $99,194,718)†		125,822,347

Other Assets in Excess of Liabilities 5.6%		7,430,245

Net Assets 100.0%		$133,252,592

*	Non-income producing.
†

Cost for federal income tax purposes is $99,194,718. At February 28, 2014 unrealized appreciation for federal income tax purposes aggregated $26,627,629 of which $28,212,095 related to appreciated securities and $1,584,466 related to depreciated securities.

(a)	Return of capital paid during the fiscal period.

ADR	-	American Depositary Receipt

Sentinel Total Return Bond Fund

(Unaudited)

Fund Profile

at February 28, 2014

Average Effective Duration

Duration	Percent of Fixed Income Holdings
Less than 1 yr.	23.3%
1 yr. to 2.99 yrs.	5.9%
3 yrs. to 3.99 yrs.	15.4%
4 yrs. to 5.99 yrs.	20.9%
6 yrs. to 7.99 yrs.	30.9%
8 yrs. and over	3.6%

Average Effective Duration (for all Fixed Income Holdings) 4.4 years*

Top 10 Holdings**

Description	Coupon	Maturity Date	Percent of Net Assets
FHLMC Q02664	4.50%	08/01/41	3.1%
FNMA AT2016	3.00%	04/01/43	2.3%
FNMA TBA MARCH	4.50%	03/15/44	2.1%
Retail Opportunity Investments Partnership LP	5.00%	12/15/23	1.9%
GNR 10-33 PX	5.00%	09/20/38	1.9%
FNMA AD9193	5.00%	09/01/40	1.7%
FHLMC A90197	4.50%	12/01/39	1.7%
FHR 3859 JB	5.00%	05/15/41	1.5%
Allegheny Technologies, Inc.	5.875%	08/15/23	1.4%
Glencore Funding LLC	4.125%	05/30/23	1.4%
Total of Net Assets			19.0%

*The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund’s fixed income portfolio to changes in interest rates.

**“Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at February 28, 2014 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 22.1%
U.S. Government Agency Obligations 22.1%
Federal Home Loan Mortgage Corporation 7.1%
Collateralized Mortgage Obligations:
FHR 3859 JB
5%, 05/15/41	3,000 M	$3,327,822
Mortgage-Backed Securities:
15-Year:
FHLMC J22900
2.5%, 03/01/28	1,813 M	1,827,591
30-Year:
FHLMC A90197
4.5%, 12/01/39	3,524 M	3,800,790
FHLMC Q02664
4.5%, 08/01/41	6,278 M	6,749,020
		10,549,810
Total Federal Home Loan Mortgage Corporation		15,705,223

Federal National Mortgage Association 9.4%
Mortgage-Backed Securities:
15-Year:
FNMA AS0489
2.5%, 09/01/28	2,304 M	2,323,061
30-Year:
FNMA 725423
5.5%, 05/01/34	1,322 M	1,469,048
FNMA 725610
5.5%, 07/01/34	1,226 M	1,362,773
FNMA AD9193
5%, 09/01/40	3,510 M	3,857,475
FNMA AL2860
3%, 12/01/42	2,253 M	2,192,874
FNMA AT2016
3%, 04/01/43	5,142 M	5,011,228
FNMA TBA MARCH
4.5%, 03/15/44(a)	4,400 M	4,726,562
		18,619,960
Total Federal National Mortgage Association		20,943,021

Government National Mortgage Corporation 5.6%
Collateralized Mortgage Obligations:
GNR 10-33 PX
5%, 09/20/38	3,750 M	4,214,603
GNR 10-169 AW
4.5%, 12/20/40	2,750 M	2,930,488
GNR 12-147 IO
0.6017%, 04/16/54	15,319 M	828,316
		7,973,407
Mortgage-Backed Securities:
30-Year:
GNMA II 005175
4.5%, 09/20/41	1,494 M	1,627,122
GNMA II MA1288
5%, 09/20/43	2,574 M	2,845,256
		4,472,378
Total Government National Mortgage Corporation		12,445,785
Total U.S. Government Obligations (Cost $48,691,602)		49,094,029

Domestic Corporate Bonds 52.6%
Basic Industry 8.6%
Ardagh Packaging Finance PLC
7%, 11/15/20(b)	366 M	380,824
Barrick Gold Corp.
4.1%, 05/01/23	2,270 M	2,176,821
Brookfield Residential Properties Inc / Brookfield Residential US Corp.
6.125%, 07/01/22(b)	500 M	516,250
Brookfield Residential Properties, Inc.
6.5%, 12/15/20(b)	1,035 M	1,104,862
CF Industries, Inc.
3.45%, 06/01/23	1,950 M	1,856,852
Cornerstone Chemical Co.
9.375%, 03/15/18(b)	1,625 M	1,734,688
Glencore Funding LLC
4.125%, 05/30/23(b)	3,200 M	3,078,298

The accompanying notes are an integral part of the financial statements.

	Principal Amount (M=$1,000)	Value (Note 2)
Methanex Corp.
5.25%, 03/01/22	1,900 M	$2,069,833
Packaging Corp of America
4.5%, 11/01/23	1,000 M	1,044,837
Reliance Steel & Aluminum Co.
4.5%, 04/15/23	2,100 M	2,114,492
Samarco Mineracao SA
5.75%, 10/24/23(b)	1,785 M	1,798,388
Thompson Creek Metals Co., Inc.
12.5%, 05/01/19	1,200 M	1,308,000
		19,184,145
Capital Goods 1.6%
Advanced Micro Devices, Inc.
7.75%, 08/01/20	1,260 M	1,307,250
Interface Security Systems Holdings, Inc.
9.25%, 01/15/18(b)	2,300 M	2,323,000
		3,630,250
Consumer Cyclical 3.8%
American Axle & Manufacturing, Inc.
6.625%, 10/15/22	1,585 M	1,731,612
Chrysler Group LLC
8.25%, 06/15/21	1,855 M	2,110,062
General Motors Financial Co., Inc.
4.25%, 05/15/23	1,785 M	1,807,313
Macy’s Retail Holdings, Inc.
3.875%, 01/15/22	1,305 M	1,344,928
Weekley Homes LLC / Weekley Finance Corp.
6%, 02/01/23	1,450 M	1,431,875
		8,425,790
Consumer Non-Cyclical 3.2%
Albea Beauty Holdings SA
8.375%, 11/01/19(b)	2,530 M	2,726,075
Pernod-Ricard SA
4.45%, 01/15/22(b)	2,150 M	2,253,787
Tervita Corp.
10.875%, 02/15/18(b)	595 M	641,856
9.75%, 11/01/19(b)	1,440 M	1,486,800
		7,108,518
Energy 11.6%
Access Midstream Partners LP
6.125%, 07/15/22	2,233 M	2,433,970
Gastar Exploration USA, Inc.
8.625%, 05/15/18(b)	855 M	876,375
Halcon Resources Corp.
8.875%, 05/15/21	2,745 M	2,806,763
Nabors Industries, Inc.
5.1%, 09/15/23(b)	2,175 M	2,252,143
Penn Virginia Resource Partners LP
8.375%, 06/01/20	467 M	523,646
PVR Partners LP / Penn Virginia Resource Finance Corp II
6.5%, 05/15/21	1,515 M	1,621,050
Rowan Cos, Inc.
4.875%, 06/01/22	2,640 M	2,744,375
Sabine Oil & Gas Finance Corp.
9.75%, 02/15/17	675 M	708,750
Samson Investment Co.
10.75%, 02/15/20(b)	685 M	764,631
Spectra Energy Capital LLC
3.3%, 03/15/23	2,730 M	2,482,452
Talisman Energy, Inc.
3.75%, 02/01/21	2,410 M	2,407,744
TC PipeLines LP
4.65%, 06/15/21	1,105 M	1,147,577
Tesoro Logistics LP / Tesoro Logistics Finance Corp.
5.875%, 10/01/20(b)	885 M	929,250
Transocean, Inc.
6.5%, 11/15/20	1,760 M	1,993,237
Weatherford Int’l. Ltd
5.125%, 09/15/20	1,865 M	2,060,325
		25,752,288
Financials 3.7%
Fifth Street Finance Corp.
4.875%, 03/01/19	2,500 M	2,534,030
FirstMerit Corp.
4.35%, 02/04/23	2,205 M	2,253,173
Nuveen Investments, Inc.
9.125%, 10/15/17(b)	1,785 M	1,878,712
People’s United Financial, Inc.
3.65%, 12/06/22	1,590 M	1,546,297
		8,212,212
Insurance 2.8%
American Int’l. Group, Inc.
5.6%, 10/18/16	2,040 M	2,269,692
Genworth Holdings, Inc.
4.9%, 08/15/23	1,230 M	1,290,159
Infinity Property & Casualty Corp.
5%, 09/19/22	1,940 M	2,014,366
XL Group PLC
6.5%, 12/31/49(c)	785 M	778,131
		6,352,348
Media 2.4%
Cequel Communications Holdings I LLC
6.375%, 09/15/20(b)	1,925 M	2,045,312
DIRECTV Holdings LLC
3.8%, 03/15/22	2,030 M	2,009,883
Videotron Ltd.
5%, 07/15/22	1,165 M	1,185,388
		5,240,583
Real Estate 5.2%
ARC Properties Operating Partnership LP/Clark Acquisition LLC
3%, 02/06/19(b)	1,475 M	1,473,863
CBL & Associates LP
5.25%, 12/01/23	2,490 M	2,588,938
Healthcare Realty Trust, Inc.
5.75%, 01/15/21	775 M	858,815
Realty Income Corp.
2%, 01/31/18	1,240 M	1,233,217
Retail Opportunity Investments Partnership LP
5%, 12/15/23	4,135 M	4,295,231
UDR, Inc.
4.625%, 01/10/22	1,000 M	1,064,514
		11,514,578
Technology 1.8%
Amphenol Corp.
2.55%, 01/30/19	1,450 M	1,457,428
Seagate HDD Cayman
4.75%, 06/01/23(b)	2,535 M	2,484,300
		3,941,728
Telecommunications 3.2%
Ericsson LM
4.125%, 05/15/22	2,650 M	2,729,800
Rogers Communications, Inc.
4.1%, 10/01/23	1,560 M	1,602,895
T-Mobile USA, Inc.
6.125%, 01/15/22	425 M	450,500
Verizon Communications, Inc.
6.55%, 09/15/43	2,000 M	2,457,254
		7,240,449
Transportation 1.9%
Meritor, Inc.
6.25%, 02/15/24	500 M	512,500
Penske Truck Leasing Co. LP
2.5%, 03/15/16(b)	2,625 M	2,701,146
Watco Cos LLC
6.375%, 04/01/23(b)	1,000 M	1,015,000
		4,228,646
Utilities 2.8%
Allegheny Technologies, Inc.
5.875%, 08/15/23	3,065 M	3,195,407
NGL Energy Partners LP
6.875%, 10/15/21(b)	2,900 M	3,037,750
		6,233,157
Total Domestic Corporate Bonds (Cost $113,902,470)		117,064,692

Foreign Bonds 1.2%
Canada 1.2%
Athabasca Oil Corp.
7.5%, 11/19/17(b) (Cost $2,708,997)	3,040 M	2,704,235

	Shares
Institutional Money Market Funds 22.0%
State Street Institutional US Government Money Market Fund (Cost $49,036,764)	49,036,764	49,036,764
Total Investments 97.9% (Cost $214,339,833)†		217,899,720

Other Assets in Excess of Liabilities 2.1%		4,654,722

Net Assets 100.0%		$222,554,442

†

Cost for federal income tax purposes is $214,339,833. At February 28, 2014 unrealized appreciation for federal income tax purposes aggregated $3,559,887 of which $4,059,727 related to appreciated securities and $499,840 related to depreciated securities.

The accompanying notes are an integral part of the financial statements.

(a)	To be announced.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At February 28, 2014, the market value of rule 144A securities amounted to $40,207,545 or 18.07% of net assets.

(c)

XL Group PLC is currently fixed at 6.5%.  On April 15th, 2017 it converts to a variable rate that floats on the 15th of January, April, July, and October.  The interest rate will equal the 3-month Libor rate plus 2.4575%.

The accompanying notes are an integral part of the financial statements.

NOTE 1:

ORGANIZATION:

Sentinel Group Funds, Inc. (“Company”) is registered as an open-end investment company under the Investment Company Act of 1940, as amended. The Company currently consists of fourteen separate series (each individually referred to as a “Fund”) with the following share classes offered:

FUND NAME	SHARE CLASSES OFFERED
Sentinel Balanced Fund	Class A, Class C and Class I
Sentinel Capital Growth Fund	Class A, Class C and Class I
Sentinel Common Stock Fund	Class A, Class C and Class I
Sentinel Conservative Strategies Fund	Class A, Class C and Class I
Sentinel Georgia Municipal Bond Fund (a non-diversified series)	Class I
Sentinel Government Securities Fund	Class A, Class C and Class I
Sentinel Growth Leaders Fund (a non-diversified series)	Class A, Class C and Class I
Sentinel International Equity Fund	Class A, Class C and Class I
Sentinel Low Duration Bond Fund (formerly known as Short Maturity Government Fund prior to January 31, 2014)	Class A, Class I and Class S
Sentinel Mid Cap Fund	Class A, Class C and Class I
Sentinel Small Company Fund	Class A, Class C and Class I
Sentinel Sustainable Core Opportunities Fund	Class A and Class I
Sentinel Sustainable Mid Cap Opportunities Fund	Class A and Class I
Sentinel Total Return Bond Fund	Class A, Class C and Class I

Each Fund has its own investment objectives. Each class of shares has identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan, as applicable.

NOTE 2:

SECURITY VALUATION:

Equity securities that are traded on a national or foreign securities exchange and over-the-counter (“OTC”) securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, each day that the NYSE is open for business. Foreign equity securities traded on a foreign securities exchange are subject to fair value pricing when appropriate, using valuations provided by an independent pricing service. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. OTC securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities with original maturities of greater than 60 days, including short-term securities with more than 60 days left to maturity, are valued on the basis of valuations provided by an independent pricing service. The mean between the bid and asked prices is generally used for valuation purposes. Short-term securities with original maturities of less than 60 days are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. Investments in mutual funds are valued at the net asset value per share on the day of valuation. Investments in exchange traded derivatives are valued at the settlement price determined by the relevant exchange. Investments in non-exchange traded derivatives are valued on the basis of prices supplied by an independent pricing service, if available, or quotes obtained from brokers and dealers. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, will be fair valued under procedures adopted by the Funds’ Board of Directors (the “Board”). The Board has delegated this responsibility to the Sentinel Valuation Committee (the “Valuation Committee”), established by Sentinel Asset Management, Inc. (“SAMI”), a subsidiary of NLV Financial Corporation, and subject to its review and supervision.

The Funds may use one or more independent pricing services, as approved by the Board. Such independent pricing services shall provide their daily evaluations directly to the Funds’ custodian bank and fund accounting service provider, State Street Bank and Trust Company (“SSB”). Sentinel Administrative Services, Inc. (“SASI”), the Funds’ administrator and a subsidiary of SAMI, shall have an oversight role over the daily accounting process. Portfolio securities for which market quotations are readily available shall be valued at current market value; other securities and assets shall be valued at fair value as determined in good faith by SAMI, which may act through its Valuation Committee, subject to the overall oversight of the Board or its Audit Committee.

The Valuation Committee, SSB and SASI perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings to review underlying methodologies, policies and procedures with respect to valuations, 2) daily monitoring of significant events that may impact markets and valuations, 3) daily comparisons of security valuations versus prior day valuations for all securities with additional follow-up procedures implemented for those that exceed established thresholds, and 4) daily reviews of stale valuations and manually priced securities which may be subjected to additional procedures at the discretion of the Valuation Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored by SAMI for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics.

FAIR VALUE MEASUREMENT:

In response to the Financial Accounting Standards Board’s issuance of Accounting Standards Update 2011-4, which contains amendments designed to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with GAAP and International Financial Reporting Standards, management has evaluated the implications of these amendments on the financial statements and included disclosures, where applicable, to address the following concerns:

(1) Information about transfers between Level 1 and Level 2 of the fair value hierarchy.

(2) Information about the sensitivity of a fair value measurement categorized within Level 3 of the fair value hierarchy to changes in unobservable inputs and any interrelationships between those unobservable inputs.

(3) The categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position, but for which the fair value of such items is required to be disclosed.

In accordance with GAAP regarding fair value measurements, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

•      Level 1 — Quoted prices (unadjusted) in active markets for identical assets at the time of the NYSE close (normally 4:00 PM Eastern). Includes most domestic equities, American Depository Receipts (“ADRs”), domestic Exchange Traded Funds, Standard & Poor’s Depository Receipts and exchange traded derivatives that rely on unadjusted or official closing prices based on actual trading activity which coincides with the close of the NYSE.

•      Level 2 — Other significant observable inputs (evaluated prices factoring in observable inputs using some type of model, matrix or other calculation methodology which takes into consideration factors such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Includes most long-term and short-term fixed income investments, most foreign equities trading on foreign exchanges, foreign Exchange Traded Funds, forward foreign currency contracts, non-exchange traded derivatives and OTC securities (including some ADRs) not listed on the NASDAQ National Market System that rely on a mean price which falls between the last bid and asked quotes coinciding with the close of the NYSE. Investments in other Registered Investment Companies (RIC’s) that rely on calculated Net Asset Values (NAV’s) would also generally be considered Level 2.

•      Level 3 — Significant unobservable inputs (including non-binding broker quotes or the Valuation Committee’s own assumptions in determining the fair value of investments).

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided would be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments would be classified as Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are normally valued using amortized cost, which approximates the current fair value of a security, but since this value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values.  Furthermore, while the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date. There have been no significant changes in valuation techniques during the fiscal year, but the Valuation Committee considers factors such as few recent transactions, inconsistent price quotes and wider bid-ask spreads when determining if transactions are not orderly for fair valuation purposes.

The fair value measurements as of February 28, 2014 were as follows:

Sentinel Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities - Assets:
Balanced:
Collateralized Mortgage Obligations	$—	$4,356,283	$—	$4,356,283
Corporate Short-Term Notes	—	17,999,844	—	17,999,844
Domestic Common Stocks	195,233,221	—	—	195,233,221
Domestic Corporate Bonds	—	32,780,475	—	32,780,475
Domestic Exchange Traded Funds	1,595,600	—	—	1,595,600
Foreign Stocks & ADR’s	11,724,590	—	—	11,724,590
Institutional Money Market Funds	—	18,971,525	—	18,971,525
Mortgage-Backed Securities	—	29,411,636	—	29,411,636
Totals	$208,553,411	$103,519,763	$—	$312,073,174

Capital Growth:
Domestic Common Stocks	$92,785,536	$—	$—	$92,785,536
Foreign Stocks & ADR’s:
Australia	1,139,606	—	—	1,139,606
Germany	1,671,638	—	—	1,671,638
Mexico	1,951,721	—	—	1,951,721
Netherlands	2,373,600	—	—	2,373,600
South Korea	—	2,090,225	—	2,090,225
Spain	1,231,000	—	—	1,231,000
Switzerland	2,930,200	1,874,059	—	4,804,259
United Kingdom	1,999,649	—	—	1,999,649
Institutional Money Market Funds	—	1,865,359	—	1,865,359
Totals	$106,082,950	$5,829,643	$—	$111,912,593

Sentinel Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock:
Corporate Short-Term Notes	$—	$13,999,866	$—	$13,999,866
Domestic Common Stocks	2,301,649,869	—	—	2,301,649,869
Domestic Exchange Traded Funds	11,967,000	—	—	11,967,000
Foreign Stocks & ADR’s	139,868,852	—	—	139,868,852
Institutional Money Market Funds	—	24,250,504	—	24,250,504
Totals	$2,453,485,721	$38,250,370	$—	$2,491,736,091

Conservative Strategies:
Agency Discount Notes	$—	$11,999,960	$—	$11,999,960
Collateralized Mortgage Obligations	—	3,705,707	—	3,705,707
Domestic Common Stocks	96,258,650	—	—	96,258,650
Domestic Corporate Bonds	—	81,129,493	—	81,129,493
Foreign Bonds	—	1,521,133	—	1,521,133
Foreign Stocks & ADR’s:
Chile	616,000	—	—	616,000
China	598,255	—	—	598,255
France	—	1,839,357	—	1,839,357
Germany	—	482,593	—	482,593
Hong Kong	—	1,593,663	—	1,593,663
India	—	475,776	—	475,776
Ireland	—	560,717	—	560,717
Japan	—	1,748,504	—	1,748,504
Luxembourg	—	522,408	—	522,408
Netherlands	791,200	324,888	—	1,116,088
Singapore	—	449,977	—	449,977
South Africa	—	730,672	—	730,672
South Korea	—	633,401	—	633,401
Spain	—	933,037	—	933,037
Sweden	—	723,902	—	723,902
Switzerland	998,160	2,779,003	—	3,777,163
United Kingdom	—	2,978,119	—	2,978,119
Institutional Money Market Funds	—	52,774,336	—	52,774,336
Mortgage-Backed Securities	—	41,602,035	—	41,602,035
Totals	$99,262,265	$209,508,681	$—	$308,770,946

Georgia Municipal Bond:
Institutional Money Market Funds	$—	$485,043	$—	$485,043
Municipal Bonds	—	13,122,170	—	13,122,170
Totals	$—	$13,607,213	$—	$13,607,213

Government Securities:
Collateralized Mortgage Obligations	$—	$114,521,714	$—	$114,521,714
Institutional Money Market Funds	—	8,432,954	—	8,432,954

Sentinel Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Mortgage-Backed Securities	—	352,824,043	—	352,824,043
Totals	$—	$475,778,711	$—	$475,778,711

Growth Leaders:
Domestic Common Stocks	$23,867,456	$—	$—	$23,867,456
Foreign Stocks & ADR’s:
Netherlands	791,200	—	—	791,200
South Korea	—	633,401	—	633,401
Spain	615,500	—	—	615,500
Switzerland	942,760	—	—	942,760
United Kingdom	711,035	—	—	711,035
Institutional Money Market Funds	—	285,606	—	285,606
Totals	$26,927,951	$919,007	$—	$27,846,958

International Equity:
Domestic Common Stocks	$6,910,360	$—	$—	$6,910,360
Foreign Stocks & ADR’s:
Brazil	—	1,936,664	—	1,936,664
Chile	3,388,000	—	—	3,388,000
China	2,734,880	1,522,778	—	4,257,658
France	2,271,500	19,254,333	—	21,525,833
Germany	—	13,565,787	—	13,565,787
Hong Kong	—	10,494,486	—	10,494,486
India	—	3,378,006	—	3,378,006
Ireland	—	3,707,968	—	3,707,968
Italy	—	4,074,141	—	4,074,141
Japan	—	14,379,885	—	14,379,885
Luxembourg	—	3,343,412	—	3,343,412
Netherlands	—	2,145,484	—	2,145,484
Singapore	—	1,799,909	—	1,799,909
South Africa	—	2,557,350	—	2,557,350
South Korea	—	3,547,047	—	3,547,047
Spain	—	5,442,717	—	5,442,717
Sweden	—	4,653,657	—	4,653,657
Switzerland	—	21,213,581	—	21,213,581
United Kingdom	—	28,645,000	—	28,645,000
Institutional Money Market Funds	—	3,263,127	—	3,263,127
Totals	$15,304,740	$148,925,332	$—	$164,230,072

Low Duration Bond:
Collateralized Mortgage Obligations	$—	$471,118,797	$—	$471,118,797
Commercial Mortgage-Backed Securities	—	34,688,909	—	34,688,909
Domestic Corporate Bonds	—	252,398,708	—	252,398,708

Sentinel Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Institutional Money Market Funds	—	24,416,064	—	24,416,064
Mortgage-Backed Securities	—	58,954,773	—	58,954,773
Totals	$—	$841,577,251	$—	$841,577,251

Mid Cap:
Domestic Common Stocks	$133,391,285	$—	$—	$133,391,285
Foreign Stocks & ADR’s	4,428,384	—	—	4,428,384
Institutional Money Market Funds	—	3,869,283	—	3,869,283
Real Estate Investment Trusts	6,823,898	—	—	6,823,898
Totals	$144,643,567	$3,869,283	$—	$148,512,850

Small Company:
Agency Discount Notes	$—	$9,999,939	$—	$9,999,939
Corporate Short-Term Notes	—	14,074,839	—	14,074,839
Domestic Common Stocks	1,125,194,931	—	—	1,125,194,931
Foreign Stocks & ADR’s	20,084,012	—	—	20,084,012
Institutional Money Market Funds	—	35,642,936	—	35,642,936
Real Estate Investment Trusts	63,508,204	—	—	63,508,204
Totals	$1,208,787,147	$59,717,714	$—	$1,268,504,861

Sustainable Core Opportunities:
Domestic Common Stocks	$222,338,809	$—	$—	$222,338,809
Foreign Stocks & ADR’s	10,588,640	—	—	10,588,640
Institutional Money Market Funds	—	4,794,207	—	4,794,207
Totals	$232,927,449	$4,794,207	$—	$237,721,656

Sustainable Mid Cap Opportunities:
Domestic Common Stocks	$111,917,701	$—	$—	$111,917,701
Foreign Stocks & ADR’s	3,722,654	—	—	3,722,654
Institutional Money Market Funds	—	5,674,543	—	5,674,543
Real Estate Investment Trusts	4,507,449	—	—	4,507,449
Totals	$120,147,804	$5,674,543	$—	$125,822,347

Total Return Bond:
Collateralized Mortgage Obligations	$—	$11,301,229	$—	$11,301,229
Domestic Corporate Bonds	—	117,064,692	—	117,064,692
Foreign Bonds	—	2,704,235	—	2,704,235
Institutional Money Market Funds	—	49,036,764	—	49,036,764
Mortgage-Backed Securities	—	37,792,800	—	37,792,800
Totals	$—	$217,899,720	$—	$217,899,720

Investments in Securities - Liabilities:
None.

Sentinel Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)		Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Derivatives - Assets:
None.

Derivatives - Liabilities:
Low Duration Bond:
Futures Contracts	$(347,067	)*	$—	$—	$(347,067	)*

*The fair value represents the cumulative unrealized appreciation (depreciation) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable or payable at that date.

Please refer to each Fund’s Schedule of Investments for more detailed information on specific securities, including industry classifications.

There was no reportable Fair Value Level 3 activity for the fiscal three months ended February 28, 2014.

There were no reportable transfers between Level 1, Level 2 and Level 3 investments for the fiscal three months ended February 28, 2014.

ITEM 2. CONTROLS AND PROCEDURES.

(a)   The Registrant’s President/Chief Executive Officer and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) were effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30A-2(A)) are filed herewith as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Group Funds, Inc.

By (Signature and Title)	/s/ JOHN BIRCH
John Birch,
Chief Financial Officer

Date	April 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Thomas H. Brownell
Thomas H. Brownell,
President and Chief Executive Officer

Date	April 25, 2014

By (Signature and Title)	/s/ JOHN BIRCH
John Birch,
Chief Financial Officer

Date	April 25, 2014